UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2008 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/08

Date of reporting period:	3/31/08

Item 1. Schedule of Investments.

Columbia Acorn Fund

Statement of Investments (Unaudited), March 31, 2008

Number of Shares		Value (000)*
		Equities: 96.7%

Information 25.6%
	> Business Software 4.0%
2,800,000	Micros Systems (a)	$94,248
	Information Systems for Restaurants & Hotels
4,900,000	Informatica (a)(b)	83,594
	Enterprise Data Integration Software
12,400,000	Novell (a)	77,996
	Directory, Operating System & Identity Management Software
1,950,000	Quality Systems (b)	58,246
	IT Systems for Medical Groups & Ambulatory Care Centers
3,000,000	Red Hat (a)	55,170
	Maintenance & Support for Opensource
1,400,000	ANSYS (a)	48,328
	Simulation Software for Engineers & Designers
2,425,000	Kenexa (a)(b)	44,814
	Recruiting & Workforce Management Solutions
1,800,000	Blackbaud	43,704
	Software & Services for Non-profits
1,400,000	Concur Technologies (a)	43,470
	Web Enabled Cost & Expense Management Software
2,850,000	Radiant Systems (a)(b)	39,815
	Point of Sale Systems: Convenient Stores & Restaurants
3,500,000	Epicor (a)(b)	39,200
	Software Systems to Run Small Businesses
1,370,000	Avid Technology (a)	33,346
	Digital Nonlinear Editing Software & Systems
1,800,000	Parametric Technology (a)	28,764
	Engineering Software & Services
3,343,000	Actuate (a)(b)	13,706
	Information Delivery Software & Solutions
		704,401
	> Computer Hardware & Related Equipment 3.1%
3,800,000	Amphenol	141,550
	Electronic Connectors
2,400,000	II-VI (a)(b)	91,152
	Laser Components
2,355,000	Belden CDT (b)	83,179
	Specialty Cable
1,150,000	Dolby Laboratories (a)	41,699
	Audio Technology for Consumer Electronics
1,100,000	Zebra Technologies (a)	36,652
	Bar Code Printers
1,615,000	Teradata (a)	35,627
	Enterprise Data Warehouse Systems
1,100,000	Nice Systems (Israel) (a)	31,042
	Audio & Video Recording Solutions
1,110,000	Netgear (a)	22,144
	Networking Products for Small Business & Home
735,000	Excel Technology (a)(b)	19,816
	Laser Systems & Electro-optical Components
775,000	Stratasys (a)	13,795
	Rapid Prototyping Systems
500,000	Intermec (a)	11,095
	Bar Code & Wireless LAN Systems
305,000	Rogers (a)	10,190
	PCB Laminates & High-performance Foams
		537,941
	> Instrumentation 2.9%
6,000,000	Flir Systems (a)	180,540
	Infrared Cameras
3,240,000	Trimble Navigation (a)	92,631
	GPS-based Instruments
750,000	Mettler Toledo (a)	72,840
	Laboratory Equipment
900,000	Varian (a)	52,128
	Analytical Instruments
600,000	Dionex (a)	46,194
	Ion & Liquid Chromatography
1,160,000	FARO Technologies (a)(b)	36,169
	Precision Measurement Equipment
1,800,000	IPG Photonics (a)	28,242
	Fiber Lasers
		508,744
	> Mobile Communications 1.9%
4,500,000	Crown Castle International (a)	155,205
	Communications Towers
3,500,000	American Tower (a)	137,235
	Communications Towers in USA & Mexico
1,000,000	MetroPCS Communications (a)	17,000
	Discount Cellular Telephone Services
350,000	Telephone & Data Systems	13,744
	Cellular & Wireline Telephone Services
600,000	Globalstar (a)	4,374
	Satellite Mobile Voice & Data Carrier
		327,558
	> Internet Related 1.6%
9,500,000	SkillSoft (a)(b)	99,465
	Web-based Learning Solutions (E-Learning)
3,400,000	ValueClick (a)	58,650
	Internet Advertising
700,000	Sohu.com (China) (a)	31,591
	Advertising on Chinese Internet Portal
4,000,000	CNET Networks (a)	28,400
	Internet Advertising on Niche Websites
2,000,000	Switch & Data Facilities (a)(b)	20,420
	Network Neutral Data Centers
1,700,000	Marchex (b)	16,966
	Internet Advertising
225,000	Equinix (a)	14,960
	Network Neutral Data Centers
1,400,000	TheStreet.com	11,312
	Financial Information Website Publisher
		281,764
	> Gaming Equipment & Services 1.6%
3,150,000	Bally Technologies (a)(b)	108,171
	Slot Machines & Software
2,400,000	International Game Technology	96,504
	Slot Machines & Progressive Slots

Number of Shares		Value (000)

	> Gaming Equipment & Services—continued
3,000,000	Scientific Games (a)	$63,330
	Lottery Services Provider
2,430,000	Shuffle Master (a)(b)	13,001
	Card Shufflers & Casino Games
		281,006
	> CATV 1.4%
4,500,000	Discovery Holding (a)	95,490
	CATV Programming
90,000	Jupiter Telecommunications (Japan) (a)	84,686
	Largest Cable Service Provider in Japan
1,500,000	Liberty Global, Series C (a)	48,720
	Cable TV Franchises Outside the USA
1,500,000	Mediacom Communications (a)	6,495
	Cable Television Franchises
		235,391
	> Semiconductors & Related Equipment 1.3%
2,340,000	Microsemi (a)	53,352
	Analog/Mixed-signal Semiconductors
1,420,000	Littelfuse (a)(b)	49,657
	Little Fuses
2,600,000	Integrated Device Technology (a)	23,218
	Communications Semiconductors
6,591,493	Everlight Electronics (Taiwan)	22,669
	Led Packager
3,000,000	Entegris (a)	21,570
	Semiconductor Wafer Shipping & Handling Products
1,035,000	Supertex (a)(b)	21,124
	Mixed-signal Semiconductors
3,614,000	ON Semiconductor (a)	20,528
	Mixed-signal & Power Management Semiconductors
1,905,000	IXYS (a)(b)	13,011
	Power Semiconductors
301,000	Pericom Semiconductor (a)	4,419
	Interface ICs & Frequency Control Products
		229,548
	> Telephone Services 1.3%
8,100,000	Time Warner Telecom (a)(b)	125,469
	Fiber Optic Telephone/Data Services
3,200,000	Cogent Communications (a)(b)	58,592
	Internet Data Pipelines
3,500,000	PAETEC Holding (a)	23,310
	Telephone/Data Services for Business
3,000,000	General Communications (a)(b)	18,420
	CATV, Web, Phone & Commercial Communications Provider in Alaska
		225,791
	> Financial Processors 1.0%
2,774,000	Global Payments	114,733
	Credit Card Processor
2,500,000	Hong Kong Exchanges and Clearing (Hong Kong)	43,330
	Hong Kong Equity & Derivatives Market Operator
4,000,000	Singapore Exchange (Singapore)	22,036
	Singapore Equity & Derivatives Market Operator
		180,099
	> Business Information & Marketing Services 0.9%
1,500,000	Viad (b)	54,015
	Trade Show Services, Travel & Tours
2,500,000	Navigant Consulting (a)(b)	47,450
	Financial Consulting Firm
420,000	FTI Consulting (a)	29,837
	Financial Consulting Firm
2,000,000	Voyager Learning (a)(b)	13,000
	Education Services for the K-12 Market
250,000	Getty Images (a)	8,000
	Photographs for Publications & Electronic Media
1,608,215	Taylor Nelson Sofres (United Kingdom)	5,050
	Market Research
800,000	infoUSA	4,888
	Business Data for Sales Leads
		162,240
	> Telecommunications Equipment 0.8%
15,600,000	Tellabs (a)	85,020
	Telecommunications Equipment
2,030,000	Polycom (a)	45,756
	Video Conferencing Equipment
540,000	Ciena (a)	16,648
	Optical Transport & Broadband Access Equipment
		147,424
	> Electronics Distribution 0.6%
3,000,000	Avnet (a)	98,190
	Electronic Components Distribution
535,000	Agilysys	6,206
	IT Distributor
		104,396
	> Publishing 0.6%
1,200,000	NAVTEQ (a)	81,600
	Map Data for Electronic Devices
800,000	Prisa (Spain)	12,047
	Leading Spanish-speaking Publisher
1,300,000	Informa Group (United Kingdom)	8,081
	Global Publisher & Event Organizer
		101,728
	> Contract Manufacturing 0.5%
29,500,000	Sanmina-SCI (a)(b)	47,790
	Electronic Manufacturing Services
1,475,000	Plexus (a)	41,374
	Electronic Manufacturing Services
690,000	Jabil Circuit	6,527
	Electronic Manufacturing Services
		95,691
	> Consumer Software 0.5%
3,000,000	THQ (a)	65,400
	Entertainment Software

Number of Shares		Value (000)
	Consumer Software—continued
750,000	Activision (a)	$20,483
	Entertainment Software
		85,883
	> Computer Services 0.5%
5,000,000	iGate (a)(b)	35,600
	IT & Business Process Outsourcing Services
1,150,000	SRA International (a)	27,957
	Government IT Services
4,600,000	Hackett Group (a)(b)	17,986
	IT Integration & Best Practice Research
		81,543
	> Satellite Broadcasting & Services 0.4%
2,538,800	SES Global (France)	53,580
	Satellite Broadcasting Services
520,000	Liberty Media-Entertainment (a)	11,773
	Satellite TV Operations & CATV Programming
		65,353
	> Television Programming 0.2%
4,000,000	Lions Gate Entertainment (a)	39,000
	Film & TV Studio
		39,000
	> Radio 0.2%
1,500,000	Cumulus Media (a)	9,570
	Radio Stations in Small Cities
1,400,000	Saga Communications (a)(b)	7,840
	Radio Stations in Small- & Mid-sized Cities
1,541,000	Salem Communications (b)	6,179
	Radio Stations for Religious Programming
2,400,000	Spanish Broadcasting System (a)(b)	4,248
	Spanish Language Radio Stations
		27,837
	> TV Broadcasting 0.2%
2,500,000	Entravision Communications (a)	16,650
	Spanish Language TV, Radio & Outdoor
1,750,000	Gray Television	9,958
	Mid-market Affiliated TV Stations
		26,608
	> Advertising 0.1%
1,250,000	VisionChina Media (China) (a)	13,850
	Advertising on Digital Screens in China’s Mass Transit System
		13,850
Information: Total		4,463,796

Industrial Goods & Services 18.0%
	> Machinery 6.7%
5,000,000	Ametek	219,550
	Aerospace/Industrial Instruments
4,200,000	Donaldson (b)	169,176
	Industrial Air Filtration
3,500,000	Clarcor (b)	124,425
	Mobile & Industrial Filters
2,850,000	Pentair	90,915
	Pumps & Water Treatment
2,200,000	ESCO Technologies (a)(b)	87,384
	Automatic Electric Meter Readers
1,800,000	Kaydon (b)	79,038
	Specialized Friction & Motion Control Products
2,250,000	Pall	78,907
	Filtration & Fluids Clarification
1,814,000	Mine Safety Appliances (b)	74,719
	Safety Equipment
1,250,000	Nordson	67,313
	Dispensing Systems for Adhesives & Coatings
1,150,000	Toro	47,599
	Turf Maintenance Equipment
1,300,000	Oshkosh Truck	47,164
	Specialty Truck Manufacturer
1,000,000	MOOG (a)	42,210
	Motion Control Products for Aerospace, Defense & Industrial Markets
423,000	Lincoln Electric	27,279
	Welding Equipment & Consumables
360,000	Union Tool (Japan)	13,531
	Precision Drill Bit Manufacturer
		1,169,210
	> Other Industrial Services 3.3%
5,500,000	Expeditors International of Washington	248,490
	International Freight Forwarder
1,900,000	Forward Air (b)	67,336
	Freight Transportation Between Airports
2,250,000	UTI Worldwide	45,180
	Global Logistics & Freight Forwarding
1,750,000	Mobile Mini (a)(b)	33,250
	Portable Storage Units Leasing
2,000,000	American Commercial Lines (a)	31,600
	Operator/Builder of Inland Barges
2,300,000	TrueBlue (a)(b)	30,912
	Temporary Manual Labor
1,122,000	Imtech (Netherlands)	29,808
	Engineering & Technical Services
2,000,000	American Reprographics (a)	29,680
	Document Management & Logistics
600,000	G&K Services	21,366
	Uniform Rental
900,000	Intertek Testing (United Kingdom)	18,430
	Testing, Inspection & Certification Services
615,000	TAL International Group	14,496
	Intermodal Freight Containers Leasing
		570,548
	> Industrial Materials & Specialty Chemicals 1.9%
1,950,000	Sociedad Quimica y Minera de Chile (Chile)	45,591
	Producer of Specialty Fertilizers, Lithium & Iodine
1,260,000	Albany International	45,536
	Paper Machine Clothing & Advanced Textiles
600,000	Greif	40,758
	Industrial Packaging
400,000	Novozymes (Denmark)	37,453
	Industrial Enzymes

Number of Shares		Value (000)

	> Industrial Materials & Specialty Chemicals—continued
650,000	Cytec Industries	$35,003
	Aerospace Composites & Specialty Chemical
1,378,000	Drew Industries (a)(b)	33,706
	RV & Manufactured Home Components
15,000	Sika (Switzerland)	29,450
	Chemicals for Construction & Industrial Applications
560,000	Albemarle	20,451
	Refinery Catalysts & Other Specialty Chemicals
334,000	Carbone Lorraine (France)	20,204
	Advanced Industrial Materials
2,850,000	Kansai Paint (Japan)	18,782
	Paint Producer in Japan, India, China & Southeast Asia
300,000	Aptargroup	11,679
	Dispensing Systems for Consumer Products & Pharmaceuticals
		338,613
	> Industrial Distribution 1.8%
1,300,000	WW Grainger	99,307
	Industrial Distribution
2,375,000	Watsco (b)	98,372
	HVAC Distribution
1,925,000	Airgas	87,530
	Industrial Gas Distributor
1,700,000	Interline Brands (a)(b)	31,535
	Industrial Distribution
		316,744
	> Construction 1.4%
750,000	Martin Marietta Materials	79,627
	Aggregates
2,200,000	Simpson Manufacturing	59,796
	Wall Joint Maker
775,000	Vulcan Materials	51,460
	Aggregates, Concrete & Asphalt
850,000	Texas Industries	51,094
	Aggregates, Cement & Concrete
484,000	M/I Homes	8,218
	Home Builder
		250,195
	> Conglomerates 1.0%
4,471,900	Hexagon (Sweden)	91,243
	Measurement Equipment & Polymers
2,758,309	Aalberts Industries (Netherlands)	58,951
	Flow Control & Heat Treatment
600,000	Ibiden (Japan)	23,723
	Electronic Parts & Ceramics
		173,917
	> Waste Management 0.6%
2,550,000	Waste Connections (a)	78,387
	Solid Waste Management
3,330,000	Allied Waste Industries (a)	35,997
	Solid Waste Management
		114,384
	> Outsourcing Services 0.6%
2,300,000	Quanta Services (a)	53,291
	Electrical & Telecom Construction Services
2,025,000	Administaff (b)	47,810
	Professional Employer Organization
600,000	GP Strategies (a)	5,700
	Training Programs
		106,801
	> Electrical Components 0.5%
1,100,000	Acuity Brands	47,245
	Commercial Lighting Fixtures
1,125,000	Ushio (Japan)	21,428
	Industrial Light Sources
449,718	Zumtobel (Austria)	11,975
	Lighting Systems
		80,648
	> Steel 0.2%
550,000	Commercial Metals	16,483
	Vertically Integrated Steelmaker
982,000	Gibraltar Industries	11,519
	Steel Processing & Building Products
		28,002
Industrial Goods & Services: Total		3,149,062

Consumer Goods & Services 14.9%
	> Retail 3.6%
3,140,000	Abercrombie & Fitch	229,660
	Teen Apparel Retailer
4,850,000	Urban Outfitters (a)	152,048
	Apparel & Home Specialty Retailer
1,975,000	J Crew Group (a)	87,236
	Multi-channel Branded Retailer
7,600,000	Chico’s FAS (a)	54,036
	Women’s Specialty Retailer
1,223,000	AnnTaylor Stores (a)	29,572
	Women’s Apparel Retailer
2,800,000	Christopher & Banks (b)	27,972
	Women’s Apparel Retailer
1,200,000	Gaiam (a)(b)	20,784
	Healthy Living Catalogs & E-Commerce
775,000	Genesco (a)	17,910
	Multi-concept Branded Footwear Retailer
550,000	Family Dollar	10,725
	Discount Retailer
446,000	RONA (Canada) (a)	6,200
	Leading Canadian Do-it-yourself Retailer
		636,143
	> Apparel 1.8%
7,330,000	Coach (a)	220,999
	Designer & Retailer of Branded Leather Accessories
3,000,000	Billabong International (Australia)	35,833
	Action Sports Apparel Brand Manager
1,069,000	Oxford Industries (b)	24,085
	Branded & Private Label Apparel
900,000	True Religion Apparel (a)	16,695
	Premium Denim

Number of Shares		Value (000)

	> Apparel—continued
400,000	Under Armour (a)	$14,640
	Performance Apparel Wholesaler
		312,252
	> Other Consumer Services 1.5%
2,200,000	ITT Educational Services (a)(b)	101,046
	Post-secondary Degree Services
1,275,000	Weight Watchers International	59,071
	Weight Loss Programs
2,100,000	Park24 (Japan)	20,681
	Parking Lot Operator
2,550,000	Princeton Review (a)(b)	20,068
	College Preparation Courses
1,500,000	Career Education (a)	19,080
	Post-secondary Education
600,000	Life Time Fitness (a)	18,726
	Sport & Fitness Club Operator
1,500,000	Universal Technical Institute (a)(b)	17,595
	Vocational Training
110,000	Pierre & Vacances (France)	13,244
	Vacation Apartment Lets
100,000	Lincoln Technical Institute (a)	1,200
	Vocational Training
		270,711
	> Nondurables 1.5%
2,600,000	Scotts Miracle-Gro	84,292
	Consumer Lawn & Garden Products
1,010,000	Chattem (a)(b)	67,004
	Personal Care Products
2,500,000	Jarden (a)	54,350
	Branded Household Products
1,900,000	Helen of Troy (a)(b)	31,863
	Hair Dryers & Curling Irons
225,000	Energizer Holdings (a)	20,358
	Household & Personal Care Products
		257,867
	> Travel 1.4%
2,390,000	Vail Resorts (a)(b)	115,413
	Ski Resort Operator & Developer
4,000,000	Expedia (a)	87,560
	Online Travel Services Company
1,500,000	Choice Hotels	51,165
	Franchisor of Budget Hotel Brands
		254,138
	> Furniture & Textiles 1.2%
4,000,000	Herman Miller (b)	98,280
	Office Furniture
2,000,000	HNI	53,780
	Office Furniture & Fireplaces
3,800,000	Knoll (b)	43,852
	Office Furniture
600,000	American Woodmark	12,336
	Kitchen Cabinet Manufacturer
		208,248
	> Casinos & Gaming 1.0%
1,700,000	Penn National Gaming (a)	74,341
	Regional Casino Operator
4,050,000	Pinnacle Entertainment (a)(b)	51,840
	Regional Casino Operator
2,380,000	Intralot (Greece)	42,635
	Lottery & Gaming Systems & Services
		168,816
	> Leisure Products 0.9%
900,000	International Speedway	37,080
	Largest Motorsports Racetrack Owner & Operator
1,416,000	Speedway Motorsports	35,499
	Motorsports Racetrack Owner & Operator
1,050,000	Thor Industries	31,258
	RV & Bus Manufacturer
400,000	Harley-Davidson	15,000
	Motorcycles & Related Merchandise
5,410,390	Ducati Motor (Italy) (a)	14,366
	Motorcycles & Related Merchandise
2,766,000	Fleetwood Enterprises (a)	12,724
	RV & Manufactured Home Maker
640,000	Winnebago	10,816
	Premier Motorhome Maker
		156,743
	> Restaurants 0.8%
2,145,000	Sonic (a)	47,276
	Quick Service Restaurant
1,000,000	Red Robin Gourmet Burgers (a)(b)	37,570
	Casual Dining Restaurant
1,150,000	Cheesecake Factory (a)	25,058
	Casual Dining Restaurants
1,800,000	AFC Enterprises (a)(b)	16,182
	Popeyes Restaurants
800,000	California Pizza Kitchen (a)	10,488
	Casual Dining Restaurant
		136,574
	> Food & Beverage 0.6%
1,600,000	Hansen Natural (a)	56,480
	Alternative Beverages
2,765,000	Smart Balance (a)	21,843
	Healthy Food Products
810,000	IAWS Group (Ireland)	18,930
	Baked Goods
		97,253
	> Consumer Goods Distribution 0.3%
2,890,000	Pool (b)	54,592
	Distributor of Swimming Pool Supplies & Equipment
		54,592
	> Other Durable Goods 0.1%
1,500,000	Champion Enterprises (a)	15,045
	Manufactured Homes
172,000	Cavco Industries (a)	6,027
	Higher End Manufactured Homes
		21,072
	> Other Entertainment 0.1%
435,000	CTS Eventim (Germany)	17,683
	Event Ticket Sales
		17,683

Number of Shares		Value (000)

	> Cruise Lines 0.1%
400,000	Carnival	$16,192
	Largest Cruise Line
		16,192
Consumer Goods & Services: Total		2,608,284

Finance 13.1%
	> Insurance 4.0%
3,965,000	HCC Insurance Holdings	89,966
	Specialty Insurance
1,748,000	Leucadia National	79,045
	Insurance Holding Company
2,390,000	Philadelphia Consolidated Holding (a)	76,958
	Specialty Insurance
1,200,000	Assurant	73,032
	Specialty Insurance
6,650,000	Conseco (a)	67,830
	Life, Long-term Care & Medical Supplement Insurance
149,000	Markel (a)	65,555
	Specialty Insurance
1,600,000	Delphi Financial Group	46,768
	Group Employee Benefit Products & Services
995,000	Protective Life	40,357
	Life Insurance
1,000,000	Endurance Specialty Holdings	36,600
	Commercial Lines Insurance/Reinsurance
740,000	StanCorp Financial Group	35,305
	Group Life & Disability Insurance
1,420,000	Selective Insurance Group	33,910
	Commercial & Personal Lines Insurance
1,000,000	Aspen Insurance	26,380
	Commercial Lines Insurance/Reinsurance
2,000,000	Meadowbrook Insurance Group (b)	15,620
	Specialty Insurance Products & Services
500,000	Stewart Information Services	13,995
	Title Company
		701,321
	> Banks 3.4%
3,500,000	BOK Financial (b)	182,805
	Tulsa-based Southwest Bank
3,511,000	Associated Banc-Corp	93,498
	Midwest Bank
3,750,000	TCF Financial	67,200
	Great Lakes Bank
1,960,000	MB Financial (b)	60,329
	Chicago Bank
2,996,000	Glacier Bancorp (b)	57,433
	Mountain States Bank
2,600,000	Valley National Bancorp	49,946
	New Jersey/New York Bank
1,200,000	TriCo Bancshares (b)	20,772
	California Central Valley Community Bank
1,312,000	West Bancorporation (b)	17,266
	Des Moines Commercial Bank
1,194,000	Nara Bancorp	15,510
	Korean Focused L.A. Bank
837,000	West Coast Bancorp (b)	12,212
	Portland Small Business Bank
450,000	First Busey	9,504
	Illinois Bank
200,000	SVB Financial Group (a)	8,728
	Bank to Venture Capitalists
135,000	Greene County Bancshares	2,388
	Tennessee Bank
		597,591
	> Savings & Loans 2.1%
13,291,000	People’s United	230,067
	Connecticut Savings & Loan
2,725,000	Washington Federal	62,239
	Traditional Thrift
750,000	Housing Development Finance (India)	44,623
	Indian Mortgage Lender
774,000	Anchor Bancorp Wisconsin	14,683
	Wisconsin Thrift
360,000	Provident New York Bancorp	4,860
	New York State Thrift
		356,472
	> Brokerage & Money Management 2.0%
6,168,000	SEI Investments	152,288
	Mutual Fund Administration & Investment Management
3,405,000	Eaton Vance	103,887
	Specialty Mutual Funds
600,000	Lazard	22,920
	Investment & Acquistition Advisory
250,000	Affiliated Managers Group (a)	22,685
	Asset Manager Holding Company
450,000	Investment Technology Group (a)	20,781
	Electronic Trading
600,000	Cohen & Steers	15,894
	Top REIT Fund Manager
550,000	KBW (a)	12,127
	Investment Bank to Financial Industry
		350,582
	> Finance Companies 1.6%
7,235,000	AmeriCredit (a)(b)	72,856
	Auto Lending
1,675,000	World Acceptance (a)(b)	53,349
	Personal Loans
2,000,000	McGrath Rentcorp (b)	48,220
	Temporary Space & IT Rentals
795,000	GATX	31,061
	Rail Car Lessor
1,500,000	CAI International (a)(b)	19,290
	International Container Leasing & Management
1,465,000	H&E Equipment Services (a)	18,415
	Heavy Equipment Leasing
850,000	Electro Rent	12,877
	Test & Measurement Rentals
550,000	Aaron Rents	11,847
	Rent to Own

Number of Shares		Value (000)

	> Finance Companies—continued
1,091,000	Marlin Business Services (a)(b)	$8,226
	Small Equipment Leasing
		276,141
Finance: Total		2,282,107

Energy & Minerals 11.5%
	> Oil & Gas Producers 5.6%
2,700,000	Ultra Petroleum (a)	209,250
	Oil & Gas Producer
3,000,000	XTO Energy	185,580
	Oil & Gas Producer
2,400,000	Equitable Resources	141,360
	Natural Gas Producer & Utility
3,600,000	Southwestern Energy (a)	121,284
	Oil & Gas Producer
1,700,000	Carrizo Oil & Gas (a)(b)	100,759
	Explores for Natural Gas & Crude Oil
1,500,000	Range Resources	95,175
	Oil & Gas Producer
30,123,300	Pacific Rubiales Energy (Canada) (a)	43,727
	Oil Production & Exploration in Colombia
1,400,000	Denbury Resources (a)	39,970
	Oil Producer Using Co2 Injection
2,400,000	Tullow Oil (United Kingdom)	31,456
	Oil & Gas Producer
2,000,000	Vaalco Energy (a)	9,940
	Oil & Gas Producer
		978,501
	> Oil Services 5.6%
5,340,000	FMC Technologies (a)	303,793
	Oil & Gas Wellhead Manufacturer
3,900,000	Fugro (Netherlands) (b)	302,819
	Oilfield Services
1,200,000	Atwood Oceanics (a)	110,064
	Offshore Drilling Contractor
1,055,000	Exterran Holdings (a)	68,090
	Natural Gas Compressor Rental & Fabrication
1,675,000	Dresser-Rand Group (a)	51,506
	Largest Manufacturer of Compressors
1,750,000	Tesco (a)	41,912
	Developing New Well Drilling Technologies
1,283,100	ShawCor (Canada)	35,001
	Oil & Gas Pipeline Products
1,988,000	Tetra Technologies (a)	31,490
	U.S.-based Service Company with Life of Field Approach
640,200	SBM Offshore (Netherlands)	20,646
	Builds & Leases Offshore Vessels to Process & Store Crude Oil
		965,321
	> Mining 0.2%
7,725,000	Uranium One (South Africa) (a)	25,438
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.
1,000,000	Ivanhoe Mines (Canada) (a)	10,424
	Copper Mine Project in Mongolia
		35,862
	> Oil Refining, Marketing & Distribution 0.1%
435,000	Oneok	19,414
	Natural Gas Distribution, Pipeline Processing & Trading
		19,414
Energy & Minerals: Total		1,999,098

Health Care 8.9%
	> Medical Equipment & Devices 2.6%
1,758,000	Hologic (a)	97,745
	Diagnostic & Medical Imaging Equipment for Women’s Health
1,350,000	Alexion Pharmaceuticals (a)	80,055
	Biotech Focused on Orphan Diseases
1,443,000	Orthofix International (a)(b)	57,388
	Bone Fixation & Stimulation Devices
725,000	Illumina (a)	55,027
	Leading Tools & Service Provider for Genetic Analysis
1,000,000	Edwards Lifesciences (a)	44,550
	Heart Valves
870,000	Vital Signs (b)	44,066
	Anesthesia, Respiratory & Sleep Products
700,000	Haemonetics (a)	41,706
	Blood & Plasma Collection Equipment
700,000	Kinetic Concepts (a)	32,361
	Wound Healing & Tissue Repair
		452,898
	> Biotechnology & Drug Delivery 2.1%
3,610,000	BioMarin (a)	127,685
	Biotech Focused on Orphan Diseases
5,325,000	Nektar Therapeutics (a)(b)	36,955
	Drug Delivery Technologies
3,720,000	Seattle Genetics (a)	33,852
	Antibody-based Therapies for Cancer
1,085,000	Amylin (a)	31,693
	Biotech Company Focused on Diabetes & Obesity
2,550,000	Medarex (a)	22,567
	Humanized Antibodies
550,000	Myriad Genetics (a)	22,160
	Drugs/Diagnostics Hybrid
770,000	Auxilium Pharmaceuticals (a)	20,590
	Biotech Focused on Niche Disease Areas
220,000	United Therapeutics (a)	19,074
	Biotech Focused on Rare Diseases
2,660,000	Array Biopharma (a)(b)	18,647
	Drugs for Cancer & Inflammatory Diseases
2,500,000	Arena Pharmaceuticals (a)	17,100
	Novel Drug Targeting Technology
1,675,000	Pharmacopeia (a)(b)	6,164
	Biotech Company with Broad Early-stage Pipeline
2,300,000	Neurogen (a)(b)	4,278
	Development-stage Biotech Focused on Neurology
2,520,000	Decode Genetics (a)	3,856
	Drugs for Heart Attack, Asthma & Vascular Disease
1,249,999	Perlegen Sciences (a)(c)	363
	Large Scale Gene Sequencing

Number of Shares		Value (000)

	> Biotechnology & Drug Delivery—continued
187,500	Locus Pharmaceuticals, Series A-1, Pfd. (a)(c)	$281
96,644	Locus Pharmaceuticals, Series B-1, Pfd. (a)(c)	145
	High Throughput Rational Drug Design
359,944	MicroDose Technologies (a)(c)	234
	Drug Inhaler Development
		365,644
	> Health Care Services 1.7%
1,400,000	Charles River Laboratories (a)	82,516
	Pharmaceutical Research
1,650,000	Rhoen-Klinikum (Germany)	48,858
	Health Care Services
1,250,000	Psychiatric Solutions (a)	42,400
	Behavioral Health Services
2,250,000	PSS World Medical (a)	37,485
	Medical Supplies
3,000,000	Eresearch Technology (a)(b)	37,260
	Clinical Research Services
1,300,000	Lincare Holdings (a)	36,543
	Home Health Care Services
850,000	Healthcare Services Group	17,544
	Outsourced Services to Long-term Care Industry
		302,606
	> Medical Supplies 1.7%
1,090,000	Henry Schein (a)	62,566
	Largest Distributor of Healthcare Products
1,200,000	Owens & Minor	47,208
	Distribution of Medical Supplies
2,200,000	QIAGEN (Netherlands) (a)	45,760
	Life Science Company; DNA/RNA Purification
1,250,000	ICU Medical (a)(b)	35,962
	Intravenous Therapy Products
486,000	Techne (a)	32,737
	Cytokines, Antibodies & Other Reagents for Life Science
790,000	Meridian Biosciences	26,410
	Niche Diagnostics/Life Science Company
700,000	Cooper	24,101
	Contact Lens Manufacturer
400,000	Idexx Laboratories (a)	19,704
	Diagnostic Equipment & Services for Veterinarians
		294,448
	> Pharmaceuticals 0.8%
1,115,000	Cephalon (a)	71,806
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
1,200,000	Collagenex Pharmaceuticals (a)(b)	19,884
	Specialty Pharmaceuticals for Dermatology
2,750,000	United Drug (Ireland)	16,501
	Irish Pharmaceutical Wholesaler & Outsourcer
4,000,000	QLT (a)(b)	14,200
	Specialty Pharmaceuticals for Ophthalmology & Dermatology
550,000	Medicis Pharmaceutical	10,830
	Specialty Pharmaceuticals for Dermatology
1,780,000	Barrier Therapeutics (a)(b)	6,070
	Specialty Pharmaceuticals for Dermatology
		139,291
Health Care: Total		1,554,887

Other Industries 4.7%
	> Real Estate 3.1%
3,150,000	Gaylord Entertainment (a)(b)	95,414
	Convention Hotels
860,000	Federal Realty Investment Trust	67,037
	Shopping Centers
650,000	SL Green Realty	52,956
	Manhattan Office Buildings
1,320,000	General Growth Properties	50,384
	Regional Shopping Malls
1,398,000	Forest City Enterprises, Class B (b)	50,314
	Commercial & Residential Property Developer
635,000	Macerich Company	44,621
	Regional Shopping Malls
3,300,000	DiamondRock Hospitality	41,811
	Hotel Owner
850,000	Digital Realty Trust	30,175
	Technology-focused Office Buildings
900,000	American Campus Communities	24,624
	Student Housing
1,720,000	Kite Realty Group (b)	24,080
	Community Shopping Centers
1,000,000	BioMed Realty Trust	23,890
	Life Science-focused Office Buildings
628,000	Parkway Properties	23,211
	Office Buildings
8,200	Kenedix (Japan)	9,077
	Real Estate Investment Management
37,407	Security Capital European Realty (Luxembourg) (a)(c)(d)	—
	Self Storage Properties
		537,594
	> Transportation 1.4%
3,000,000	JB Hunt Transport Services	94,290
	Truck & Intermodal Carrier
3,000,000	Heartland Express	42,780
	Regional Trucker
634,000	Grupo Aeroportuario del Surest (Mexico)	36,131
	Cancun & Cozumel Airport Operator
38,000,000	Jiangsu Expressway (China)	34,121
	Chinese Toll Road Operator
1,200,000	Rush Enterprises (a)	19,008
	Truck Distribution
5,000,000	China Shipping Development (China)	15,881
	China’s Dominant Shipper for Oil & Coal
		242,211

Number of Shares or Principal Amount (000)		Value (000)

	> Regulated Utilities 0.2%
1,800,000	Northeast Utilities	$44,172
	Regulated Electric Utility
		44,172

Other Industries: Total		823,977

Total Equities: 96.7% (Cost: $12,308,885)		16,881,211

Short-Term Obligations 3.2%
	> Commercial Paper 2.9%
$88,000	United Parcel (e) 2.01% Due 4/16/08	87,926
44,000	Toyota Motor Credit 1.90% Due 4/11/08	43,977
	General Electric Capital:
44,000	2.30% Due 4/10/08	43,975
25,000	2.25% Due 4/07/08	24,991
	AT&T: (e)
43,000	2.60% Due 4/01/08	43,000
43,000	2.30% Due 4/03/08	42,994
43,000	Emerson Electric (e) 2.60% Due 4/02/08	42,997
	Chevron Funding:
42,000	2.15% Due 4/04/08	41,992
25,000	2.20% Due 4/09/08	24,988
40,000	Dupont Ei De Nemours (e) 2.23% Due 4/08/08	39,983
30,000	Netjets (e) 2.15% Due 4/14/08	29,977
	Genentech: (e)
25,000	2.25% 4/22/08	24,967
10,000	2.28% 4/07/08	9,996
		501,763
	> Repurchase Agreement 0.3%
57,262	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/08, due 4/01/08 at 1.85%, collateralized by a U.S. Treasury Note, maturing 3/31/11, market value $58,408 (repurchase proceeds $57,265)	57,262
		57,262

Total Short-Term Obligations (Amortized Cost: $559,025)		559,025

Total Investments: 99.9% (Cost: $12,867,910)(f)(g)		17,440,236

Cash and Other Assets Less Liabilities: 0.1%		12,387

Total Net Assets: 100%		$17,452,623

*                 Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in the over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are fair valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an necessarily indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities (000)
Level 1 – Quoted Prices	$15,445,587
Level 2 – Other Significant Observable Inputs	1,993,626
Level 3 – Significant Unobservable Inputs	1,023
Total	$17,440,236

The following table reconciles asset balances for the three month period ending March 31, 2008, in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities (000)
Balance as of January 1, 2008	$1,427
Accrued discounts/Amortized premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(404)
Net purchases (sales) Transfers in and/or out of Level 3	—
Balance as of March 31, 2008	$1,023

> Notes to Statement of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the three months ended March 31, 2008, are as follows:

Affiliates	Balance of Shares Held 12/31/07	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/08	Value	Dividend
Actuate	5,000,000	—	1,657,000	3,343,000	$13,706	$—
Administaff	2,025,000	—	—	2,025,000	47,810	223
AFC Enterprises	1,800,000	—	—	1,800,000	16,182	—
AmeriCredit	7,235,000	—	—	7,235,000	72,856	—
AnswerThink*	4,600,000	—	4,600,000	—	—	—
Array Biopharma	2,660,000	—	—	2,660,000	18,647	—
Bally Technologies	3,150,000	—	—	3,150,000	108,171	—
Barrier Therapeutics	1,780,000	—	—	1,780,000	6,070	—
Belden CDT	2,280,000	75,000	—	2,355,000	83,179	118
BOK Financial	3,500,000	—	—	3,500,000	182,805	700
CAI International	1,500,000	—	—	1,500,000	19,290	—
Carrizo Oil & Gas	1,656,000	44,000	—	1,700,000	100,759	—
Chattem	1,010,000	—	—	1,010,000	67,003	—
Christopher & Banks	2,800,000	—	—	2,800,000	27,972	168
Clarcor	3,500,000	—	—	3,500,000	124,425	280
Cogent Communications	2,836,000	364,000	—	3,200,000	58,592	—
Collagenex Pharmaceuticals	1,200,000	—	—	1,200,000	19,884	—
Donaldson	4,200,000	—	—	4,200,000	169,176	462
Drew Industries	1,378,000	—	—	1,378,000	33,706	—
Epicor	3,500,000	—	—	3,500,000	39,200	—
Eresearch Technology	3,000,000	—	—	3,000,000	37,260	—
ESCO Technologies	2,200,000	—	—	2,200,000	87,384	—
Excel Technology	735,000	—	—	735,000	19,816	—
FARO Technologies	1,044,000	116,000	—	1,160,000	36,169	—
First Mutual Bancshares*	400,000	—	400,000	—	—	—
Forest City Enterprises, Class B	1,398,000	—	—	1,398,000	50,314	112
Forward Air	1,900,000	—	—	1,900,000	67,336	133
Fugro	3,900,000	—	—	3,900,000	302,819	—
Gaiam	1,200,000	—	—	1,200,000	20,784	—
Gaylord Entertainment	2,180,000	970,000	—	3,150,000	95,414	—
General Communications	2,241,000	759,000	—	3,000,000	18,420	—
Gibraltar Industries*	2,860,000	—	1,878,000	982,000	11,519	60
Glacier Bancorp	4,246,000	—	1,250,000	2,996,000	57,433	552
Hackett Group	—	4,600,000	—	4,600,000	17,986	—
Helen of Troy	1,900,000	—	—	1,900,000	31,863	—
Herman Miller	4,000,000	—	—	4,000,000	98,280	352
ICU Medical	1,250,000	—	—	1,250,000	35,962	—
iGate	5,000,000	—	—	5,000,000	35,600	—
II-VI	2,400,000	—	—	2,400,000	91,152	—
Informatica	4,095,000	805,000	—	4,900,000	83,593	—
Interline Brands	1,700,000	—	—	1,700,000	31,535	—
ITT Educational Services	2,000,000	200,000	—	2,200,000	101,046	—
IXYS	1,905,000	—	—	1,905,000	13,011	—
Kaydon	1,696,000	104,000	—	1,800,000	79,038	270
Kenexa	2,425,000	—	—	2,425,000	44,814	—
Kite Realty Group	1,720,000	—	—	1,720,000	24,080	353
Knoll	3,400,000	400,000	—	3,800,000	43,852	456
Littelfuse	1,420,000	—	—	1,420,000	49,657	—
Marchex	1,700,000	—	—	1,700,000	16,966	34
Marlin Business Services	1,100,000	—	9,000	1,091,000	8,226	—
MB Financial	1,240,000	720,000	—	1,960,000	60,329	266
McGrath Rentcorp	1,700,000	300,000	—	2,000,000	48,220	306
Meadowbrook Insurance Group	2,000,000	—	—	2,000,000	15,620	40
Mine Safety Appliances	1,814,000	—	—	1,814,000	74,719	399
Mobile Mini	1,750,000	—	—	1,750,000	33,250	—
Navigant Consulting	2,500,000	—	—	2,500,000	47,450	—
Nektar Therapeutics	1,650,000	3,675,000	—	5,325,000	36,955	—
Neurogen	2,300,000	—	—	2,300,000	4,278	—

Affiliates	Balance of Shares Held 12/31/07	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/08	Value	Dividend
Orthofix International	1,330,000	113,000	—	1,443,000	$57,388	$—
Oxford Industries	1,069,000	—	—	1,069,000	24,085	192
Pharmacopeia	1,675,000	—	—	1,675,000	6,164	—
Pinnacle Entertainment	4,050,000	—	—	4,050,000	51,840	—
Pool	2,890,000	—	—	2,890,000	54,592	347
Princeton Review	2,550,000	—	—	2,550,000	20,068	—
QLT	4,000,000	—	—	4,000,000	14,200	—
Quality Systems	1,510,000	440,000	—	1,950,000	58,247	436
Radiant Systems	2,500,000	350,000	—	2,850,000	39,815	—
Red Robin Gourmet Burgers	1,000,000	—	—	1,000,000	37,570	—
Saga Communications	1,400,000	—	—	1,400,000	7,840	—
Salem Communications	1,541,000	—	—	1,541,000	6,179	—
Sanmina-SCI	29,500,000	—	—	29,500,000	47,790	—
Seattle Genetics*	3,720,000	—	—	3,720,000	33,852	—
Shuffle Master	2,430,000	—	—	2,430,000	13,001	—
SkillSoft	9,500,000	—	—	9,500,000	99,465	—
Spanish Broadcasting System	2,400,000	—	—	2,400,000	4,248	—
Supertex	900,000	135,000	—	1,035,000	21,124	—
Switch & Data Facilities	2,000,000	—	—	2,000,000	20,420	—
Time Warner Telecom	8,000,000	100,000	—	8,100,000	125,469	—
TriCo Bancshares	900,000	300,000	—	1,200,000	20,772	156
TrueBlue	2,300,000	—	—	2,300,000	30,912	—
Universal Technical Institute	1,500,000	—	—	1,500,000	17,595	—
Vail Resorts	2,390,000	—	—	2,390,000	115,413	—
Viad	1,453,000	47,000	—	1,500,000	54,015	60
Vital Signs	870,000	—	—	870,000	44,066	87
Voyager Learning	2,000,000	—	—	2,000,000	13,000	—
Watsco	2,375,000	—	—	2,375,000	98,373	—
West Bancorporation	1,312,000	—	—	1,312,000	17,266	210
West Coast Bancorp	1,437,000	—	600,000	837,000	12,212	194
World Acceptance	1,675,000	—	—	1,675,000	53,349	—

TOTAL OF AFFILIATED TRANSACTIONS	239,756,000	14,617,000	10,394,000	243,979,000	$4,361,913	$6,966

*                 At March 31, 2008, the Fund owned less than five percent or more of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2008, was $3,644,065 and $4,361,913, respectively. Investments in affiliate companies represented 25.0% of the Fund’s total net assets at March 31, 2008.

(c)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the board of trustees. At March 31, 2008, these securities amounted to $1,023 which represented 0.01% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Perlegen Sciences	3/30/01	1,249,999	$4,500	$363
Locus Pharmaceuticals, Series A-1 Pfd.	9/5/01	187,500	7,500	281
MicroDose Technologies	11/24/00	359,944	2,005	234
Locus Pharmaceuticals, Series B-1 Pfd.	2/8/07	96,644	280	145
Security Capital European Realty	8/20/98-11/12/99	37,407	205	—
			$14,490	$1,023

(d)         Security has no value.

(e)          Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified instutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2008, these securities had an aggregate value of $321,840, which represented 1.8% of net assets.

(f)            At March 31, 2008, for federal income tax purposes cost of investments was $12,867,910 and net unrealized appreciation was $4,572,326 consisting of gross unrealized appreciation of $6,147,896 and gross unrealized depreciation of $1,575,570.

(g)         On March 31, 2008, the market value of foreign securities represented 9.39% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percent
Netherlands	$457,984	2.62%
Japan	191,908	1.10
China	95,443	0.55
Canada	95,352	0.55
Sweden	91,243	0.52
France	87,028	0.50
Germany	66,541	0.38
United Kingdom	63,017	0.36
Chile	45,591	0.26
India	44,623	0.26
Hong Kong	43,330	0.25
Greece	42,635	0.24
Denmark	37,453	0.21
Mexico	36,131	0.21
Australia	35,833	0.20
Ireland	35,431	0.20
Israel	31,042	0.18
Switzerland	29,450	0.17
South Africa	25,438	0.15
Taiwan	22,669	0.13
Singapore	22,036	0.13
Italy	14,366	0.08
Spain	12,047	0.07
Austria	11,975	0.07
Luxembourg	—	—
Total Foreign Portfolio	$1,638,566	9.39%

Columbia Acorn International

Statement of Investments (Unaudited), March 31, 2008

Number of Shares		Value (000)*
		Equities: 93.9%

Europe 46.5%
	> Netherlands 8.7%
1,406,155	Fugro	$109,182
	Oilfield Services
686,800	Smit Internationale	69,926
	Harbor & Offshore Towage & Marine Services
1,516,000	Koninklijke TenCate (a)	55,878
	Advanced Textiles & Industrial Fabrics
2,095,000	Imtech	55,657
	Engineering & Technical Services
1,947,042	Aalberts Industries	41,613
	Flow Control & Heat Treatment
1,385,000	Unit 4 Agresso (a)	38,982
	Business & Security Software
500,000	Vopak	31,452
	World’s Largerst Operator of Petroleum & Chemical Storage Terminals
1,525,000	Wavin	19,016
	Largest European Plastic Pipe Systems Company
280,000	Arcadis	16,884
	Engineering Consultant
800,000	QIAGEN (b)	16,556
	Life Science Company; DNA/RNA Purification
475,300	SBM Offshore	15,328
	Builds & Leases Offshore Vessels to Process & Store Crude Oil
140,852	OPG Groep	3,980
	Health Care Supplies & Pharmacies
		474,454
	> France 7.1%
3,000,000	SES Global	63,313
	Satellite Broadcasting Services
501,000	Iliad	49,901
	Alternative Internet & Telecoms Provider
384,300	Rubis	32,460
	Tank Storage & LPG Supplier
534,000	Carbone Lorraine	32,302
	Advanced Industrial Materials
375,000	Norbert Dentressangle	31,946
	Transport
280,000	Neopost	31,464
	Postage Meter Machines
656,700	Trigano	25,284
	Leisure Vehicles & Camping Equipment
206,000	Pierre & Vacances	24,802
	Vacation Apartment Lets
251,000	Imerys	23,016
	Industrial Minerals Producer
201,202	Eurofins Scientific	20,094
	Food Screening & Testing
350,000	April Group	17,477
	Insurance Policy Construction
100,000	Ciments Francais	16,665
	Leading French & Emerging Markets Cement Producer
410,000	Meetic (b)	11,610
	Dating Services
1,156,500	Hi-Media	8,776
	Leading Online Advertiser in Europe
		389,110
	> United Kingdom 5.8%
2,250,506	Intertek Testing	46,086
	Testing, Inspection & Certification Services
1,800,000	Expro International Group	41,574
	Offshore Oilfield Services
3,000,000	Smith & Nephew	39,678
	Medical Equipment & Supplies
640,000	Randgold Resources	29,658
	Gold Mining in Western Africa
2,500,000	Northgate	28,202
	Light Commercial Vehicle Rental Specialist
4,230,000	RPS Group	27,070
	Environmental Consulting & Planning
1,200,000	Rotork	25,691
	Valve Actuators for Oil & Water Pipelines
7,037,600	Taylor Nelson Sofres	22,099
	Market Research
3,300,000	Informa Group	20,512
	Global Publisher & Event Organizer
3,000,000	Detica	14,872
	UK IT Services Company
1,000,000	Keller Group	13,399
	International Ground Engineering Specialist
800,000	Tullow Oil	10,486
	Oil & Gas Producer
		319,327
	> Germany 5.6%
1,800,000	Rhoen-Klinikum	53,300
	Health Care Services
300,000	Vossloh	42,310
	Rail Infrastructure & Diesel Locomotives
500,000	Wincor Nixdorf	40,012
	Retail POS Systems & ATM Machines
324,000	Elringklinger	36,207
	Automobile Components
850,000	CTS Eventim	34,553
	Event Ticket Sales
160,000	Rational	31,676
	Commercial Oven Manufacturer
400,000	MPC Muechmeyer Petersen Capital	28,180
	Alternative Asset Manager
918,000	Takkt	16,505
	Mail Order Retailer of Office & Warehouse Durables
210,000	Hamburger Hafen und Logistik (b)	16,010
	Terminal Operator at the Hamburg Port
354,500	Deutsche Beteiligungs	9,004
	Private Equity Investment Management
		307,757
	> Switzerland 4.2%
525,000	Kuehne & Nagel	52,667
	Freight Forwarding/Logistics
24,000	Sika	47,119
	Chemicals for Construction & Industrial Applications

Number of Shares		Value (000)

	> Switzerland—continued
250,000	Geberit	$37,252
	Plumbing Supplies
115,000	Burckhardt Compression	36,728
	Gas Compression Pumps
150,000	Synthes	20,978
	Products for Orthopedic Surgery
75,000	Nobel Biocare Holding	17,458
	Dental Implants & Ceramic Crowns
17,500	Givaudan	17,311
	Fragrances & Flavors
		229,513
	> Sweden 3.2%
3,846,000	Hexagon	78,473
	Measurement Equipment & Polymers
10,400,000	Securitas Systems	30,317
	Commercial Security Installation & Service
3,235,000	SWECO	28,387
	Engineering Consultants
2,265,000	Nobia (b)	19,533
	Kitchen Cabinet Manufacturing & Distribution
500,000	Holmen (b)	17,290
	Integrated Pulp & Paper Manufacturer
		174,000
	> Ireland 2.2%
9,126,659	United Drug	54,763
	Irish Pharmaceutical Wholesaler & Outsourcer
1,800,000	IAWS Group	42,066
	Baked Goods
600,000	Paddy Power	22,183
	Irish Betting Services
		119,012
	> Italy 1.9%
12,531,048	Ducati Motor (b)	33,273
	Motorcycles & Related Merchandise
9,100,000	CIR	24,431
	Italian Holding Company
1,312,470	GranitiFiandre	14,609
	Innovative Stoneware
375,000	Sabaf	13,861
	Supplier to White Goods Original Equipment Manufacturer
3,750,000	Amplifon	12,764
	Hearing Aid Retailer
580,000	Cobra Automotive (b)	4,736
	Electronic Car Theft Protection
		103,674
	> Finland 1.7%
1,756,000	Poyry	43,632
	Engineering Consultants
680,000	Stockmann	32,230
	Department Stores in Finland, Baltics & Russia
360,000	Cargotec	17,693
	Cargo & Load Handling Equipment
		93,555
	> Greece 1.2%
3,790,000	Intralot	67,894
	Lottery & Gaming Systems & Services
		67,894
	> Austria 1.2%
1,300,000	Zumtobel	34,617
	Lighting Systems
600,000	Wienerberger	32,038
	Bricks & Clay Roofing Tiles
		66,655
	> Spain 0.9%
400,000	Red Electrica de Espana	24,489
	Spanish Power Grid
1,598,363	Prisa	24,070
	Leading Spanish-speaking Publisher
		48,559
	> Russia 0.9%
775,000	Novolipetsk Steel (b)	33,286
	Vertically Integrated Steel Producer
349,271	RosBusinessConsulting	13,412
	Financial Information, Media & IT Services in Russia
		46,698
	> Czech Republic 0.6%
140,000	Komercni Banka	33,414
	Leading Czech Universal Bank
		33,414
	> Poland 0.5%
430,000	Central European Distribution (b)	25,022
	Vodka Production & Alcohol Distribution
		25,022
	> Denmark 0.5%
265,000	Novozymes	24,813
	Industrial Enzymes
		24,813
	> Norway 0.3%
2,774,800	Kongsberg Automotive (a)	15,595
	Automotive Seating & Component Supplier
		15,595
Europe: Total		2,539,052

Asia 32.8%
	> Japan 16.2%
8,250,000	Kansai Paint	54,370
	Paint Producer in Japan, India, China & Southeast Asia
43,500	Jupiter Telecommunications (b)	40,932
	Largest Cable Service Provider in Japan
4,000,000	Park24	39,393
	Parking Lot Operator
840,000	Ibiden	33,211
	Electronic Parts & Ceramics
1,950,000	Casio Computer	28,936
	Micro-consumer Electronic Goods
844,000	Unicharm PetCare	26,686
	Pet Food & Pet Toiletries

Number of Shares		Value (000)

	> Japan—continued
3,200,000	Topcon	$25,579
	Positioning & Medical Instrument
680,000	Union Tool	25,558
	Precision Drill Bit Manufacturer
5,500	Osaka Securities Exchange	25,050
	Osaka Securities Exchange
885,000	Aeon Mall	24,860
	Suburban Shopping Mall Developer, Owner & Operator
1,300,000	Ushio	24,761
	Industrial Light Sources
1,910	Nippon Building Fund	24,388
	Office REIT
509,000	Point	24,160
	Apparel Specialty Retailer
8,800,000	Kansai Urban Banking	22,760
	Regional Bank
97,000	Keyence	22,615
	Sensors & Measuring Devices for Automation
1,580,000	Yusen Air & Sea Service	21,564
	Airfreight Logistics
1,849,800	Asics	21,554
	Footwear & Apparel
4,000,000	Bank of Fukuoka	21,116
	Regional Bank
1,800,000	OSG	21,105
	Consumable Cutting Tools
578,000	SYSMEX	21,005
	In Vitro Diagnostics (IVD) Equipment & Reagent Manufacturer
863,200	Kintetsu World Express	20,158
	Airfreight Logistics
10,000	Risa Partners	20,140
	NPL & Real Estate Related Investment
18,000	Kenedix	19,925
	Real Estate Investment Management
175,000	Hirose Electric	19,716
	Electrical Connectors
800,000	Hoya	18,963
	Opto-electrical Components & Eyeglass Lenses
1,490,000	FCC	18,582
	Auto/Motorcycle Clutches
1,600,000	Cosel	17,281
	Industrial Standard Switching Power Supply System
950,000	NGK Insulators	17,160
	Ceramic, Power & Electronics Parts
246,000	USS	17,132
	Used Car Auctioneer
965,000	T. Hasegawa	17,068
	Industrial Flavors & Fragrances
163,100	Nakanishi	16,810
	Dental Tools & Machinery
669,000	Aeon Delight	16,647
	Facility Maintenance & Management
1,150,000	Suruga Bank	14,668
	Regional Bank
632,500	As One	14,454
	Scientific Supplies Distributor
1,700,000	Kamigumi	13,602
	Port Cargo Handling & Logistics
390,000	Olympus	11,857
	Medical Equipment & Cameras
384,500	Hamamatsu Photonics	10,852
	Optical Sensors for Medical & Industrial Applications
643,000	Ain Pharmaciez (a)	10,481
	Dispensing Pharmacy/Drugstore Operator
387,500	Tamron	9,734
	Camera Lens Maker
14,000	FullCast (a)	8,835
	Employment Outsourcing
4,000	Wacom	8,504
	Computer Graphic Illustration Devices
380,000	Takata	8,410
	Safety Related Auto Parts
1,650	Japan Pure Chemical	5,587
	Precious Metal Plating Chemicals for Electronics
379	Seven Bank	814
	ATM Processing Services
		886,983
	> China 4.9%
15,718,000	China Shipping Development	49,923
	China’s Dominant Shipper for Oil & Coal
55,730,000	Lenovo Group	35,747
	Third Largest PC Vendor Globally
29,648,000	China Green	32,951
	Agricultural Grower & Processor in China
34,614,000	Jiangsu Expressway	31,080
	Chinese Toll Road Operator
15,300,000	Fu Ji Food & Catering Services	25,861
	Food Catering Service Provider in China
25,000,000	Hopewell Highway Infrastructure	19,249
	Guangdong Tollroad Leading to Hong Kong & Macau
400,000	Sohu.com (b)	18,052
	Advertising on Chinese Internet Portal
20,910,000	Travelsky Technology	15,628
	Online Air Travel Bookings in China
34,000,000	Xinyu Hengdeli	13,969
	A High-end Watch Retailer in China
21,750,000	TPV Technology	12,955
	Original Design Manufacturer for LCD Monitor & Flat TV
556,500	VisionChina Media (b)	6,166
	Advertising on Digital Screens in China’s Mass Transit System
14,733,000	Sinotrans	4,320
	Largest Integrated Logistics Player in China
		265,901
	> South Korea 2.8%
136,650	MegaStudy	45,634
	Online Education Service Provider
1,192,000	Woongjin Coway	36,029
	South Korean Household Appliance Rental Service Provider

Number of Shares		Value (000)

	> South Korea—continued
915,000	Sung Kwang Bend	$24,656
	A Large Customized Industrial Pipe Fitting Manufacturer
281,000	Taewoong	21,906
	A Player in the Niche Customized Forging Market
89,700	Mirae Asset Securities	12,632
	Korean Largest Diversified Financial Company
170,000	JVM	7,725
	Automatic Tablet Dispensing & Packaging Systems
262,000	YBM Sisa.com	2,571
	Online Language Educator & Tester
		151,153
	> Singapore 2.3%
10,000,000	Singapore Exchange	55,091
	Singapore Equity & Derivatives Market Operator
20,000,000	ComfortDelGro	26,607
	Taxi & Mass Transit Service
32,136,100	Mapletree Logistics	23,261
	Asian Logistics Landlord
10,000,000	OLAM	15,780
	Agriculture Supply Chain Manager
4,679,000	CDL Hospitality Trust	7,063
	Singapore Hotel Operator
		127,802
	> India 2.1%
750,000	Housing Development Finance	44,623
	Indian Mortgage Lender
4,450,000	United Phosphorus	29,082
	Off-patent Crop Protection Chemicals
753,977	Asian Paints	22,636
	India’s Largest Paint Company
1,000,000	Jain Irrigation Systems	15,029
	Agricultural Micro-irrigation Systems & Food Processing
205,544	Shree Cement (b)	5,643
	Cement Manufacturer
40,705	JSW Steel	835
	Flat Steel Producer in India
		117,848
	> Taiwan 2.1%
1,995,826	Formosa International Hotels	32,345
	Hotel, Food & Beverage Operation & Hospitality Management Services
7,140,000	President Chain Store	24,482
	Taiwan’s Number One Convenience Chain Store Operator
7,004,722	Everlight Electronics	24,090
	Led Packager
7,501,588	Wah Lee Industrial	14,648
	Distributor of Chemicals, Materials & Equipment
1,500,000	GeoVision	10,562
	Taiwan PC-based Video Surveillance Player
3,347,000	Advantech	7,922
	Embedded Computers
		114,049
	> Hong Kong 2.0%
3,000,000	Hong Kong Exchanges and Clearing	51,996
	Hong Kong Equity & Derivatives Market Operator
16,950,000	Lifestyle International	35,683
	Mid to High-end Department Store Operator in Hong Kong & China
1,000,000	Hong Kong Aircraft Engineering	16,486
	Aircraft Maintenence, Repair, Overhaul Operator
46,000,000	Global Digital Creations (b)	2,953
	Digital Cinema Solution Provider/Network Operator
		107,118
	> Indonesia 0.4%
15,000,000	Perusahaan Gas Negara	23,202
	Gas Pipeline Operator
		23,202
Asia: Total		1,794,056

Other Countries 9.5%
	> United States 2.8%
645,000	Atwood Oceanics (b)	59,159
	Offshore Drilling Contractor
758,000	FMC Technologies (b)	43,123
	Oil & Gas Wellhead Manufacturer
600,000	BioMarin (b)	21,222
	Biotech Focused on Orphan Diseases
565,000	Dresser-Rand Group (b)	17,374
	Largest Manufacturer of Compressors
370,000	Tesco (b)	8,861
	Developing New Well Drilling Technologies
1,241,000	Horizon North Logistics (b)	3,446
	Provides Diversified Oil Service Offering in Northern Canada
1,650,000	Decode Genetics (b)	2,524
	Drugs for Heart Attack, Asthma & Vascular Disease
		155,709
	> Australia 2.7%
6,300,000	Sino Gold (b)	43,165
	Gold Mining in The People’s Republic of China
3,500,000	Billabong International	41,805
	Action Sports Apparel Brand Manager
700,000	Perpetual Trustees	34,450
	Mutual Fund Management
850,000	Australian Stock Exchange	29,201
	Australian Equity & Derivatives Market Operator
		148,621
	> South Africa 2.1%
1,440,000	Impala Platinum Holdings	55,375
	Platinum Group Metals Mining & Refining
1,560,000	Naspers	27,133
	Media & Education in Africa & other Emerging Markets
7,600,000	Mr. Price	17,068
	South African Retailer of Apparel, Household Goods & Sporting Goods

Number of Shares		Value (000)

	> South Africa—continued
4,299,000	Uranium One (b)	$14,156
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.
		113,732
	> Canada 1.6%
1,860,000	ShawCor	50,738
	Oil & Gas Pipeline Products
593,000	CCL	17,297
	Leading Global Label Manufacturer
688,000	RONA (b)	9,565
	Leading Canadian Do-it-yourself Retailer
850,000	Ivanhoe Mines (b)	8,860
	Copper Mine Project in Mongolia
		86,460
	> New Zealand 0.3%
5,932,812	Sky City Entertainment	17,215
	Casino/Entertainment Complex
		17,215
Other Countries: Total		521,737

Latin America 5.1%
	> Brazil 3.1%
4,300,000	Suzano	64,915
	Brazilian Pulp & Paper Producer
3,000,000	Localiza Rent A Car	28,569
	Car Rental
2,000,000	Bovespa (b)	26,956
	Brazil Equity & Derivative Exchange
2,400,000	Porto Seguro	24,346
	Auto & Life Insurance
1,500,000	Natura Cosmeticos	15,302
	Direct Retailer of Cosmetics
1,010,100	BM&F	9,211
	Brazilian Derivatives Exchange
		169,299
	> Mexico 1.3%
500,000	Grupo Aeroportuario del Surest	28,495
	Cancun & Cozumel Airport Operator
7,000,000	Urbi Desarrollos Urbanos (b)	23,020
	Affordable Housing Builder
4,000,000	Megacable (b)	10,715
	Mexican Cable & Internet Operator
6,000,000	Financiera Independencia (b)	9,810
	Mexican Micro-finance Lender
		72,040
	> Chile 0.7%
1,600,000	Sociedad Quimica y Minera de Chile	37,408
	Producer of Specialty Fertilizers, Lithium & Iodine
		37,408
Latin America: Total		278,747

Total Equities: 93.9% (Cost: $3,873,020)		5,133,592

Principal Amount (000)		Value (000)

Short-Term Obligations 5.8%
	> Commercial Paper 4.4%
$26,900	Walgreen (c) 2.25% Due 4/04/08	26,895
26,900	General Electric Capital 2.25% Due 4/07/08	26,890
26,900	United Parcel (c) 2.06% Due 4/08/08	26,889
26,800	Avon Capital (c) 2.45% Due 4/02/08	26,798
26,800	Toyota Motor Credit 2.00% Due 4/04/08	26,796
26,300	AT&T (c) 2.30% Due 4/01/08	26,300
26,300	Abbot Laboratories (c) 2.22% Due 4/02/08	26,298
26,200	Chevron Funding 2.10% Due 4/03/08	26,197
25,000	Caterpillar Finance Service (c) 2.21% Due 4/14/08	24,980
		238,043
	> Repurchase Agreement 1.4%
76,321	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/08, due 4/01/08 at 1.85%, collateralized by U.S. Treasury Notes with various maturities to 6/30/11, market value $77,848 (repurchase proceeds $76,325)	76,321
		76,321

Total Short-Term Obligations
(Amortized Cost: $314,364)		314,364

Total Investments: 99.7%
(Cost: $4,187,384)(d)(e)		5,447,956

Cash and Other Assets Less Liabilities: 0.3%		17,084

Total Net Assets: 100%		$5,465,040

*  Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in the over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are fair valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•             Level 1 – quoted prices in active markets for identical securities

•             Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities (000)
Level 1 – Quoted Prices	$330,351
Level 2 – Other Significant Observable Inputs	5,117,605
Level 3 – Significant Unobservable Inputs	—
Total	$5,447,956

> Notes to Statement of Investments (dollar values in thousands)

(a)          An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the three months ended March 31, 2008, are as follows:

Affiliates	Balance of Shares Held 12/31/07	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/08	Value	Dividend
AIN Pharmaciez	643,000	—	—	643,000	$10,481	$—
FullCast	14,000	—	—	14,000	8,835	131
Kongsberg Automotive	2,774,800	—	—	2,774,800	15,595	—
Koninklijke TenCate	1,096,000	420,000	—	1,516,000	55,878	—
Unit 4 Agresso	1,385,000	—	—	1,385,000	38,982	—
TOTAL OF AFFILIATED TRANSACTIONS	5,912,800	420,000	—	6,332,800	$129,771	$131

The aggregate cost and value of these companies at March 31, 2008, was $120,433 and $129,771, respectively. Investments in affiliate companies represented 2.37% of total net assets at March 31, 2008.

(b)   Non-income producing security.

(c)          Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified instutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2008, these securities had an aggregate value of $158,160, which represented 2.9% of net assets.

(d)         At March 31, 2008, for federal income tax purposes cost of investments was $4,187,384 and net unrealized appreciation was $1,260,572 consisting of gross unrealized appreciation of $1,737,811 and gross unrealized depreciation of $477,239.

(e)   On March 31, 2008, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	% of Total Net Assets
Euro	$1,670,669	30.6%
Japanese Yen	886,983	16.2
US Dollar	658,126	12.0
Hong Kong Dollar	348,802	6.4
British Pounds	289,670	5.3
Other currencies less than 5% of total net assets	1,593,706	29.2
	$5,447,956	99.7%

Columbia Acorn USA

Statement of Investments (Unaudited), March 31, 2008

Number of Shares		Value (000)*
	Equities: 97.6%

Information 32.2%
	> Business Software 6.5%
681,400	Micros Systems (a)	$22,936
	Information Systems for Restaurants & Hotels
556,500	Avid Technology (a)	13,545
	Digital Nonlinear Editing Software & Systems
2,100,000	Novell (a)	13,209
	Directory, Operating System & Identity Management Software
525,000	Blackbaud	12,747
	Software & Services for Non-profits
570,000	Informatica (a)	9,724
	Enterprise Data Integration Software
235,000	ANSYS (a)	8,112
	Simulation Software for Engineers & Designers
230,400	Concur Technologies (a)	7,154
	Web Enabled Cost & Expense Management Software
100,000	Quality Systems	2,987
	IT Systems for Medical Groups & Ambulatory Care Centers
		90,414
	> Instrumentation 4.4%
860,000	Flir Systems (a)	25,878
	Infrared Cameras
140,000	Mettler Toledo (a)	13,597
	Laboratory Equipment
368,000	Trimble Navigation (a)	10,521
	GPS-based Instruments
425,000	IPG Photonics (a)	6,668
	Fiber Lasers
45,000	Varian (a)	2,606
	Analytical Instruments
60,000	FARO Technologies (a)	1,871
	Precision Measurement Equipment
		61,141
	> Mobile Communications 4.0%
1,005,000	Crown Castle International (a)	34,662
	Communications Towers
506,000	American Tower (a)	19,840
	Communications Towers in USA & Mexico
88,000	Globalstar (a)	642
	Satellite Mobile Voice & Data Carrier
		55,144
	> Computer Hardware & Related Equipment 3.9%
505,000	II-VI (a)	19,180
	Laser Components
295,600	Amphenol	11,011
	Electronic Connectors
320,000	Nice Systems (Israel) (a)	9,030
	Audio & Video Recording Solutions
160,000	Belden CDT	5,651
	Specialty Cable
190,000	Netgear (a)	3,791
	Networking Products for Small Business & Home
99,000	Zebra Technologies (a)	3,299
	Bar Code Printers
65,000	Intermec (a)	1,442
	Bar Code & Wireless LAN Systems
		53,404
	> Semiconductors & Related Equipment 3.1%
710,000	Microsemi (a)	16,188
	Analog/Mixed-signal Semiconductors
1,168,000	Integrated Device Technology (a)	10,430
	Communications Semiconductors
190,000	Littelfuse (a)	6,644
	Little Fuses
879,750	ON Semiconductor (a)	4,997
	Mixed-signal & Power Management Semiconductors
189,296	Supertex (a)	3,864
	Mixed-signal Semiconductors
		42,123
	> Telephone Services 2.2%
1,486,000	Time Warner Telecom (a)	23,018
	Fiber Optic Telephone/Data Services
280,000	Cogent Communications (a)	5,127
	Internet Data Pipelines
400,000	PAETEC Holding (a)	2,664
	Telephone/Data Services for Business
		30,809
	> Telecommunications Equipment 2.2%
2,688,200	Tellabs (a)	14,651
	Telecommunications Equipment
525,000	Polycom (a)	11,833
	Video Conferencing Equipment
125,000	Ciena (a)	3,854
	Optical Transport & Broadband Access Equipment
		30,338
	> Financial Processors 1.4%
468,280	Global Payments	19,368
	Credit Card Processor
		19,368
	> Internet Related 1.3%
460,000	ValueClick (a)	7,935
	Internet Advertising
980,000	CNET Networks (a)	6,958
	Internet Advertising on Niche Websites
381,740	TheStreet.com	3,084
	Financial Information Website Publisher
		17,977
	> Computer Services 1.0%
205,000	SRA International (a)	4,984
	Government IT Services
1,005,500	Hackett Group (a)	3,931
	IT Integration & Best Practice Research
786,000	RCM Technologies (a)(b)	3,034
	Technology & Engineering Services
235,000	iGate (a)	1,673
	IT & Business Process Outsourcing Services
		13,622

Number of Shares		Value (000)

	> TV Broadcasting 0.5%
1,125,000	Entravision Communications (a)	$7,493
	Spanish Language TV, Radio & Outdoor
		7,493
	> Television Programming 0.5%
750,000	Lions Gate Entertainment (a)	7,313
	Film & TV Studio
		7,313
	> Radio 0.4%
511,100	Salem Communications	2,049
	Radio Stations for Religious Programming
300,000	Saga Communications (a)	1,680
	Radio Stations in Small- & Mid-sized Cities
705,500	Spanish Broadcasting System (a)	1,249
	Spanish Language Radio Stations
		4,978
	> Gaming Equipment & Services 0.3%
100,000	Scientific Games (a)	2,111
	Lottery Services Provider
60,600	Bally Technologies (a)	2,081
	Slot Machines & Software
98,500	Shuffle Master (a)	527
	Card Shufflers & Casino Games
		4,719
	> Business Information & Marketing Services 0.3%
100,000	Viad	3,601
	Trade Show Services, Travel & Tours
		3,601
	> Contract Manufacturing 0.2%
115,000	Plexus (a)	3,226
	Electronic Manufacturing Services
		3,226
Information: Total		445,670

Consumer Goods & Services 16.4%
	> Retail 5.1%
398,000	Abercrombie & Fitch	29,110
	Teen Apparel Retailer
540,000	Urban Outfitters (a)	16,929
	Apparel & Home Specialty Retailer
240,000	J Crew Group (a)	10,601
	Multi-channel Branded Retailer
224,500	AnnTaylor Stores (a)	5,428
	Women’s Apparel Retailer
486,250	Christopher & Banks	4,858
	Women’s Apparel Retailer
418,000	Chico’s FAS (a)	2,972
	Women’s Specialty Retailer
		69,898
	> Apparel 2.3%
950,313	True Religion Apparel (a)	17,628
	Premium Denim
314,200	Oxford Industries	7,079
	Branded & Private Label Apparel
222,200	Coach (a)	6,700
	Designer & Retailer of Branded Leather Accessories
		31,407
	> Other Durable Goods 2.2%
2,078,300	Champion Enterprises (a)	20,845
	Manufactured Homes
287,900	Cavco Industries (a)	10,088
	Higher End Manufactured Homes
		30,933
	> Other Consumer Services 1.5%
366,000	ITT Educational Services (a)	16,811
	Post-secondary Degree Services
310,000	Universal Technical Institute (a)	3,636
	Vocational Training
		20,447
	> Leisure Products 1.3%
136,700	International Speedway	5,632
	Largest Motorsports Racetrack Owner & Operator
180,000	Thor Industries	5,358
	RV & Bus Manufacturer
185,989	Speedway Motorsports	4,663
	Motorsports Racetrack Owner & Operator
150,000	Winnebago	2,535
	Premier Motorhome Maker
		18,188
	> Restaurants 1.0%
337,500	Sonic (a)	7,438
	Quick Service Restaurant
163,800	Red Robin Gourmet Burgers (a)	6,154
	Casual Dining Restaurant
		13,592
	> Nondurables 0.8%
266,000	Scotts Miracle-Gro	8,624
	Consumer Lawn & Garden Products
108,000	Jarden (a)	2,348
	Branded Household Products
		10,972
	> Consumer Goods Distribution 0.7%
523,500	Pool	9,889
	Distributor of Swimming Pool Supplies & Equipment
		9,889
	> Furniture & Textiles 0.6%
400,000	Knoll	4,616
	Office Furniture
175,000	Herman Miller	4,300
	Office Furniture
		8,916
	> Casinos & Gaming 0.4%
455,000	Pinnacle Entertainment (a)	5,824
	Regional Casino Operator
		5,824
	> Travel 0.3%
90,000	Vail Resorts (a)	4,346
	Ski Resort Operator & Developer
		4,346

Number of Shares		Value (000)

	> Food & Beverage 0.2%
90,000	Hansen Natural (a)	$3,177
	Alternative Beverages
		3,177
Consumer Goods & Services: Total		227,589

Industrial Goods & Services 14.0%
	> Machinery 9.1%
697,500	Ametek	30,627
	Aerospace/Industrial Instruments
650,300	ESCO Technologies (a)	25,830
	Automatic Electric Meter Readers
673,600	Pentair	21,488
	Pumps & Water Treatment
373,600	Nordson	20,118
	Dispensing Systems for Adhesives & Coatings
394,800	Donaldson	15,903
	Industrial Air Filtration
140,000	MOOG (a)	5,909
	Motion Control Products for Aerospace, Defense & Industrial Markets
71,800	Toro	2,972
	Turf Maintenance Equipment
50,000	Kaydon	2,196
	Specialized Friction & Motion Control Products
23,013	Lincoln Electric	1,484
	Welding Equipment & Consumables
		126,527
	> Other Industrial Services 1.5%
179,000	G&K Services	6,374
	Uniform Rental
396,000	American Reprographics (a)	5,877
	Document Management & Logistics
350,000	TrueBlue (a)	4,704
	Temporary Manual Labor
200,000	American Commercial Lines (a)	3,160
	Operator/Builder of Inland Barges
		20,115
	> Outsourcing Services 0.9%
350,000	Quanta Services (a)	8,109
	Electrical & Telecom Construction Services
175,000	Administaff	4,132
	Professional Employer Organization
		12,241
	> Industrial Materials & Specialty Chemicals 0.8%
155,000	Drew Industries (a)	3,791
	RV & Manufactured Home Components
50,000	Greif	3,396
	Industrial Packaging
90,000	Albany International	3,253
	Paper Machine Clothing & Advanced Textiles
		10,440
	> Waste Management 0.6%
280,875	Waste Connections (a)	8,634
	Solid Waste Management
		8,634
	> Industrial Distribution 0.5%
225,000	Interline Brands (a)	4,174
	Industrial Distribution
70,000	Watsco	2,899
	HVAC Distribution
		7,073
	> Construction 0.4%
50,000	Texas Industries	3,006
	Aggregates, Cement & Concrete
140,000	M/I Homes	2,377
	Home Builder
		5,383
	> Electrical Components 0.2%
80,000	Acuity Brands	3,436
	Commercial Lighting Fixtures
		3,436
Industrial Goods & Services: Total		193,849

Finance 11.7%
	> Banks 5.4%
410,025	MB Financial	12,621
	Chicago Bank
659,800	TCF Financial	11,824
	Great Lakes Bank
585,000	Valley National Bancorp	11,238
	New Jersey/New York Bank
299,388	Lakeland Financial	6,781
	Indiana Bank
220,000	Old Second Bancorp	5,843
	Illinois Bank
213,600	Associated Banc-Corp	5,688
	Midwest Bank
408,000	Pacific Continental	5,638
	Niche Pacific N.W. Bank
280,777	Glacier Bancorp	5,382
	Mountain States Bank
215,000	First Busey	4,541
	Illinois Bank
500,000	Centennial Bank (a)	3,140
	Colorado Bank
130,000	Greene County Bancshares	2,300
	Tennessee Bank
		74,996
	> Finance Companies 2.8%
482,900	World Acceptance (a)	15,380
	Personal Loans
1,136,500	AmeriCredit (a)	11,444
	Auto Lending
130,000	McGrath Rentcorp	3,134
	Temporary Space & IT Rentals
200,000	Electro Rent	3,030
	Test & Measurement Rentals
140,000	Aaron Rents	3,016
	Rent to Own
175,000	H&E Equipment Services (a)	2,200
	Heavy Equipment Leasing

Number of Shares		Value (000)

	> Finance Companies—continued
99,200	Marlin Business Services (a)	$748
	Small Equipment Leasing
22,911	CAI International (a)	295
	International Container Leasing & Management
		39,247
	> Insurance 1.8%
714,500	HCC Insurance Holdings	16,212
	Specialty Insurance
105,000	Philadelphia Consolidated Holding (a)	3,381
	Specialty Insurance
7,000	Markel (a)	3,080
	Specialty Insurance
75,000	Endurance Specialty Holdings	2,745
	Commercial Lines Insurance/Reinsurance
		25,418
	> Savings & Loans 1.4%
659,540	People’s United	11,417
	Connecticut Savings & Loan
400,000	ViewPoint Financial	6,604
	Texas Thrfit
46,200	Anchor Bancorp Wisconsin	876
	Wisconsin Thrift
		18,897
	> Brokerage & Money Management 0.3%
150,000	SEI Investments	3,704
	Mutual Fund Administration & Investment Management
		3,704
Finance: Total		162,262

Energy & Minerals 11.7%
	> Oil Services 5.7%
803,400	FMC Technologies (a)	45,705
	Oil & Gas Wellhead Manufacturer
215,000	Atwood Oceanics (a)	19,720
	Offshore Drilling Contractor
115,375	Exterran Holdings (a)	7,446
	Natural Gas Compressor Rental & Fabrication
241,000	Tetra Technologies (a)	3,818
	U.S.-based Service Company with Life of Field Approach
106,000	Tesco (a)	2,539
	Developing New Well Drilling Technologies
		79,228
	> Oil & Gas Producers 5.3%
1,050,000	Quicksilver Resources (a)	38,356
	Natural Gas & Coal Seam Gas Producer
315,000	Carrizo Oil & Gas (a)	18,670
	Explores for Natural Gas & Crude Oil
276,800	Southwestern Energy (a)	9,325
	Oil & Gas Producer
111,200	Equitable Resources	6,550
	Natural Gas Producer & Utility
		72,901
	> Other Resources 0.5%
218,000	Layne Christensen (a)	7,634
	Oil & Gas Production/Engineering & Construction/Contract Drilling
		7,634
	> Oil Refining, Marketing & Distribution 0.2%
50,250	Oneok	2,243
	Natural Gas Distribution, Pipeline Processing & Trading
		2,243
Energy & Minerals: Total		162,006

Health Care 9.5%
	> Biotechnology & Drug Delivery 3.7%
600,000	BioMarin (a)	21,222
	Biotech Focused on Orphan Diseases
100,000	Myriad Genetics (a)	4,029
	Drugs/Diagnostics Hybrid
580,000	Nektar Therapeutics (a)	4,025
	Drug Delivery Technologies
421,400	Seattle Genetics (a)	3,835
	Antibody-based Therapies for Cancer
545,000	Array Biopharma (a)	3,820
	Drugs for Cancer & Inflammatory Diseases
35,000	United Therapeutics (a)	3,034
	Biotech Focused on Rare Diseases
320,000	Medarex (a)	2,832
	Humanized Antibodies
401,000	Arena Pharmaceuticals (a)	2,743
	Novel Drug Targeting Technology
100,000	Auxilium Pharmaceuticals (a)	2,674
	Biotech Focused on Niche Disease Areas
623,280	Decode Genetics (a)	954
	Drugs for Heart Attack, Asthma & Vascular Disease
220,000	Pharmacopeia (a)	810
	Biotech Company with Broad Early-stage Pipeline
400,000	Neurogen (a)	744
	Development-stage Biotech Focused on Neurology
500,000	IsoRay (a)	500
100,000	IsoRay-Warrants (a)(c)	5
	Radiology Cancer Company
37,500	Locus Pharmaceuticals, Series A-1, Pfd. (a)(c)	56
19,329	Locus Pharmaceuticals, Series B-1, Pfd. (a)(c)	29
	High Throughput Rational Drug Design
738,060	Medicure-Warrants (a)(c)	37
	Cardiovascular Biotech Company
18,181	Metabolex, Series F (a)(c)	29
	Diabetes Drug Development
		51,378

Number of Shares		Value (000)

	> Health Care Services 2.1%
660,000	PSS World Medical (a)	$10,996
	Medical Supplies
137,000	Charles River Laboratories (a)	8,075
	Pharmaceutical Research
246,800	Lincare Holdings (a)	6,937
	Home Health Care Services
90,000	Psychiatric Solutions (a)	3,053
	Behavioral Health Services
		29,061
	> Medical Supplies 1.3%
158,300	Techne (a)	10,663
	Cytokines, Antibodies & Other Reagents for Life Science
200,000	QIAGEN (Netherlands) (a)	4,160
	Life Science Company; DNA/RNA Purification
53,000	Idexx Laboratories (a)	2,611
	Diagnostic Equipment & Services for Veterinarians
		17,434
	> Medical Equipment & Devices 1.3%
85,000	Illumina (a)	6,451
	Leading Tools & Service Provider for Genetic Analysis
105,000	Alexion Pharmaceuticals (a)	6,227
	Biotech Focused on Orphan Diseases
118,000	Orthofix International (a)	4,693
	Bone Fixation & Stimulation Devices
		17,371
	> Pharmaceuticals 1.1%
145,000	Cephalon (a)	9,338
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
765,000	QLT (a)	2,716
	Specialty Pharmaceuticals for Ophthalmology & Dermatology
110,000	Medicis Pharmaceutical	2,166
	Specialty Pharmaceuticals for Dermatology
505,000	Barrier Therapeutics (a)	1,722
	Specialty Pharmaceuticals for Dermatology
		15,942
Health Care: Total		131,186

Other Industries 2.1%
	> Real Estate 1.4%
560,000	DiamondRock Hospitality	7,095
	Hotel Owner
122,500	Gaylord Entertainment (a)	3,711
	Convention Hotels
100,000	Digital Realty Trust	3,550
	Technology-focused Office Buildings
90,000	American Campus Communities	2,462
	Student Housing
150,000	Kite Realty Group	2,100
	Community Shopping Centers
		18,918

Number of Shares or Principal Amount (000)		Value (000)

	> Transportation 0.7%
524,720	Heartland Express	7,483
	Regional Trucker
180,000	Rush Enterprises (a)	2,851
	Truck Distribution
		10,334
Other Industries: Total		29,252

Total Equities: 97.6% (Cost: $1,140,818)		1,351,814

Short-Term Obligations 2.3%
	> Commercial Paper 1.5%
$7,000	AT&T (d) 2.30% Due 4/01/08	7,000
7,000	IBM International (d) 2.25% Due 4/04/08	6,999
6,800	General Electric Capital 2.25% Due 4/07/08	6,797
		20,796
	> Repurchase Agreement 0.8%
11,100	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/08, due 4/01/08 at 1.85%, collateralized by a U.S Treasury Note, maturing 6/30/11, market value $11,327 (repurchase proceeds $11,101)	11,100
		11,100
Total Short-Term Obligations (Amortized Cost: $31,896)		31,896

Total Investments: 99.9% (Cost: $1,172,714)(e)		1,383,710

Cash and Other Assets Less Liabilities: 0.1%		771

Total Net Assets: 100%		$1,384,481

*   Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in the over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are fair valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities (000)
Level 1 – Quoted Prices	$1,351,657
Level 2 – Other Significant Observable Inputs	31,939
Level 3 – Significant Unobservable Inputs	114
Total	$1,383,710

The following table reconciles asset balances for the three month period ending March 31, 2008, in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities (000)
Balance as of January 1, 2008	$178
Accrued discounts/Amortized premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(64)
Net purchases (sales) Transfers in and/or out of Level 3	—
Balance as of March 31, 2008	$114

> Notes to Statements of Investments (dollar values in thousands)

(a)	Non-income producing security.

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in this affiliated company during the three months ended March 31, 2008, are as follows:

Affiliates	Balance of Shares Held 12/31/07	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/08	Value	Dividend
RCM Technologies	786,000	—	—	786,000	$3,034	$—

The aggregate cost and value of these companies at March 31, 2008, was $5,636 and $3,034, respectively. Investments in affiliate companies represented 0.22% of total net assets at March 31, 2008.

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the board of trustees. At March 31, 2008, these securities amounted to $156 which represented 0.01% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Locus Pharmaceuticals, Series A-1 Pfd.	9/5/01	37,500	$1,500	$56
Locus Pharmaceuticals, Series B-1 Pfd.	2/8/07	19,329	56	29
Metabolex, Series F	5/11/00	18,181	2,000	29
IsoRay - Warrants	3/21/07	100,000	—	5
Medicure - Warrants	12/22/06	738,060	—	37
			$3,556	$156

(d)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified instutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2008, these securities had an aggregate value of $13,999, which represented 1.0% of net assets.

(e)

At March 31, 2008, for federal income tax purposes cost of investments was $1,172,714 and net unrealized appreciation was $210,996 consisting of gross unrealized appreciation of $399,696 and gross unrealized depreciation of $188,700.

Columbia Acorn International Select

Statement of Investments (Unaudited), March 31, 2008

Number of Shares		Value (000)*
	Equities: 89.7%

Europe 48.1%
	> Netherlands 10.7%
180,000	Fugro	$13,976
	Oilfield Services
65,000	Vopak	4,089
	World’s Largerst Operator of Petroleum & Chemical Storage Terminals
185,000	QIAGEN (a)	3,828
	Life Science Company; DNA/RNA Purification
142,000	Aalberts Industries	3,035
	Flow Control & Heat Treatment
87,000	SBM Offshore	2,806
	Builds & Leases Offshore Vessels to Process & Store Crude Oil
12,800	OPG Groep	362
	Health Care Supplies & Pharmacies
		28,096
	> United Kingdom 9.1%
470,000	Intertek Testing	9,625
	Testing, Inspection & Certification Services
685,000	Smith & Nephew	9,060
	Medical Equipment & Supplies
825,000	Informa Group	5,128
	Global Publisher & Event Organizer
		23,813
	> Switzerland 6.6%
67,500	Kuehne & Nagel	6,771
	Freight Forwarding/Logistics
45,000	Synthes	6,293
	Products for Orthopedic Surgery
10,000	Nobel Biocare Holding	2,328
	Dental Implants & Ceramic Crowns
7,500	Swatch Group	2,005
	Watch & Electronics Manufacturer
		17,397
	> Sweden 4.3%
409,200	Hexagon	8,349
	Measurement Equipment & Polymers
1,030,000	Securitas Systems	3,003
	Commercial Security Installation & Service
		11,352
	> Ireland 4.3%
1,115,760	United Drug	6,695
	Irish Pharmaceutical Wholesaler & Outsourcer
195,000	IAWS Group	4,557
	Baked Goods
		11,252
	> Germany 3.7%
225,000	Rhoen-Klinikum	6,662
	Health Care Services
40,000	Wincor Nixdorf	3,201
	Retail POS Systems & ATM Machines
		9,863
	> France 3.3%
410,000	SES Global	8,653
	Satellite Broadcasting Services
		8,653
	> Greece 2.7%
390,000	Intralot	6,986
	Lottery & Gaming Systems & Services
		6,986
	> Spain 1.3%
55,000	Red Electrica de Espana	3,367
	Spanish Power Grid
		3,367
	> Denmark 1.1%
31,000	Novozymes	2,903
	Industrial Enzymes
		2,903
	> Austria 1.0%
100,000	Zumtobel	2,663
	Lighting Systems
		2,663
Europe: Total		126,345

Asia 22.4%
	> Japan 11.6%
10,500	Jupiter Telecommunications (a)	9,880
	Largest Cable Service Provider in Japan
10,000	Nintendo	5,180
	Entertainment Software & Hardware
215,000	Hoya	5,096
	Opto-electrical Components & Eyeglass Lenses
660,000	Kansai Paint	4,350
	Paint Producer in Japan, India, China & Southeast Asia
100,000	Ibiden	3,954
	Electronic Parts & Ceramics
1,800	Kenedix	1,992
	Real Estate Investment Management
		30,452
	> China 8.1%
11,314,000	Lenovo Group	7,257
	Third Largest PC Vendor Globally
2,220,000	China Shipping Development	7,051
	China’s Dominant Shipper for Oil & Coal
7,760,000	Jiangsu Expressway	6,968
	Chinese Toll Road Operator
		21,276
	> South Korea 1.3%
114,000	Woongjin Coway	3,446
	South Korean Household Appliance Rental Service Provider
		3,446
	> Hong Kong 0.8%
117,000	Hong Kong Exchanges and Clearing	2,028
	Hong Kong Equity & Derivatives Market Operator
		2,028

Number of Shares		Value (000)

	> Singapore 0.6%
280,000	Singapore Exchange	$1,542
	Singapore Equity & Derivatives Market Operator
100,000	OLAM	158
	Agriculture Supply Chain Manager
		1,700
Asia: Total		58,902

Other Countries 17.6%
	> South Africa 5.7%
250,000	Impala Platinum Holdings	9,614
	Platinum Group Metals Mining & Refining
228,000	Naspers	3,965
	Media & Education in Africa & other Emerging Markets
400,000	Uranium One (a)	1,317
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.
		14,896
	> Canada 4.8%
59,400	Potash Corp. of Saskatchewan	9,220
	World’s Largest Producer of Potash
2,050,000	Pacific Rubiales Energy (a)(b)	2,952
828,400	Pacific Rubiales Energy-Warrants (a)(b)	551
	Oil Production & Exploration in Colombia
		12,723
	> Australia 4.4%
1,700,000	Sino Gold (a)	11,648
	Gold Mining in The People’s Republic of China
		11,648
	> United States 2.7%
60,000	Diamond Offshore	6,984
	Contract Driller
		6,984
Other Countries: Total		46,251

Latin America 1.6%
	> Chile 1.6%
180,000	Sociedad Quimica y Minera de Chile	4,209
	Producer of Specialty Fertilizers, Lithium & Iodine
		4,209
Latin America: Total		4,209

Total Equities: 89.7% (Cost: $207,918)		235,707

Principal Amount (000)		Value (000)

Short-Term Obligations 9.8%
	> Commercial Paper 3.7%
$1,300	IBM International (c) 2.20% Due 4/04/08	1,300
1,200	AT&T (c) 2.38% Due 4/01/08	1,200
1,200	Toyota Motor Credit 1.90% Due 4/02/08	1,200
1,200	Avon Capital (c) 2.35% Due 4/03/08	1,200
1,200	United Parcel (c) 2.06% Due 4/04/08	1,200
1,200	Walgreen (c) 2.25% Due 4/04/08	1,200
1,200	General Electric Capital 2.25% Due 4/07/08	1,199
1,200	Dupont Ei De Nemours (c) 2.22% Due 4/09/08	1,199
		9,698
	> Repurchase Agreement 6.1%
16,092	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/08, due 4/01/08 at 1.85%, collateralized by a U.S. Treasury Note, maturing 5/31/11, market value $16,415 (repurchase proceeds $16,093)	16,092
		16,092

Total Short-Term Obligations (Amortized Cost: $25,790)		25,790

Total Investments: 99.5% (Cost: $233,708)(d)(e)		261,497

Cash and Other Assets Less Liabilities: 0.5%		1,351

Total Net Assets: 100%		$262,848

*	Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in the over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are fair valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities (000)
Level 1 – Quoted Prices	$20,412
Level 2 – Other Significant Observable Inputs	241,085
Level 3 – Significant Unobservable Inputs	—
Total	$261,497

> Notes to Statements of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the board of trustees. At March 31, 2008, these securities amounted to $2,932 which represented 1.12% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Pacific Rubiales Energy	7/12/07	1,656,800	$1,109	$2,381
Pacific Rubiales Energy-Warrants	7/12/07	828,400	236	551
			$1,345	$2,932

(c)  Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified instutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2008, these securities had an aggregate value of $7,299, which represented 2.8% of net assets.

(d)  At March 31, 2008, for federal income tax purposes cost of investments was $233,708 and net unrealized appreciation was $27,789 consisting of gross unrealized appreciation of $47,026 and gross unrealized depreciation of $19,237.

(e)  On March 31, 2008, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	% of Net Assets
Euro	$70,881	27.0%
US Dollar	46,202	17.5
Japanese Yen	30,452	11.6
British Pounds	23,813	9.1
Hong Kong Dollar	23,304	8.9
Swiss Franc	17,397	6.6
South African Rand	13,579	5.2
Other currencies less than 5% of total net assets	35,869	13.6
	$261,497	99.5%

Columbia Acorn Select

Statement of Investments (Unaudited), March 31, 2008

Number of Shares		Value (000)*
		Equities: 97.1%

Consumer Goods & Services 27.2%
	> Retail 11.9%
1,650,000	Abercrombie & Fitch	$120,681
	Teen Apparel Retailer
3,550,000	Safeway	104,192
	Supermarkets
850,000	Costco Wholesale	55,225
	Warehouse Superstores
4,500,000	Chico’s FAS (a)	31,995
	Women’s Specialty Retailer
		312,093
	> Other Consumer Services 5.1%
2,100,000	ITT Educational Services (a)(b)	96,453
	Post-secondary Degree Services
1,500,000	Career Education (a)	19,080
	Post-secondary Education
1,500,000	Universal Technical Institute (a)(b)	17,595
	Vocational Training
		133,128
	> Travel 3.9%
3,550,000	Expedia (a)	77,709
	Online Travel Services Company
2,000,000	Hertz (a)	24,120
	Largest U.S. Rental Car Operator
		101,829
	> Leisure Products 2.3%
750,000	International Speedway	30,900
	Largest Motorsports Racetrack Owner & Operator
800,000	Harley-Davidson	30,000
	Motorcycles & Related Merchandise
		60,900
	> Apparel 1.8%
1,600,000	Coach (a)	48,240
	Designer & Retailer of Branded Leather Accessories
		48,240
	> Furniture & Textiles 1.6%
850,000	Herman Miller	20,885
	Office Furniture
1,730,000	Knoll	19,964
	Office Furniture
		40,849
	> Food & Beverage 0.6%
9,128,300	Fu Ji Food & Catering Services (China)	15,429
	Food Catering Service Provider in China
		15,429
Consumer Goods & Services: Total		712,468

Information 25.9%
	> Mobile Communications 5.4%
2,300,000	American Tower (a)	90,183
	Communications Towers in USA & Mexico
6,982,435	Globalstar (a)(b)	50,902
	Satellite Mobile Voice & Data Carrier
		141,085
	> Business Software 4.1%
2,350,000	Avid Technology (a)(b)	57,199
	Digital Nonlinear Editing Software & Systems
8,000,000	Novell (a)	50,320
	Directory, Operating System & Identity Management Software
		107,519
	> Internet Related 3.8%
9,600,000	SkillSoft (a)(b)	100,512
	Web-based Learning Solutions (E-Learning)
		100,512
	> Telecommunications Equipment 3.8%
18,000,000	Tellabs (a)	98,100
	Telecommunications Equipment
		98,100
	> Contract Manufacturing 2.3%
37,500,000	Sanmina-SCI (a)(b)	60,750
	Electronic Manufacturing Services
		60,750
	> CATV 2.0%
2,500,000	Discovery Holding (a)	53,050
	CATV Programming
		53,050
	> Semiconductors & Related Equipment 1.7%
2,100,000	Canadian Solar (a)(b)	43,890
	Solar Cell & Module Manufacturer
		43,890
	> Advertising 1.2%
2,850,028	VisionChina Media (China) (a)	31,578
	Advertising on Digital Screens in China’s Mass Transit System
		31,578
	> Financial Processors 0.9%
3,269,000	Cardtronics (a)(b)	22,785
	Operates the World’s Largest Network of ATMs
		22,785
	> Computer Services 0.7%
894,860	WNS (a)	13,826
	Offshore BPO (Business Process Outsourcing) Services
1,367,000	Hackett Group (a)	5,345
	IT Integration & Best Practice Research
		19,171
Information: Total		678,440

Energy & Minerals 19.0%
	> Mining 9.1%
1,100,000	Potash Corp. of Saskatchewan (Canada)	170,731
	World’s Largest Producer of Potash
20,363,700	Uranium One (South Africa) (a)	67,056
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.
		237,787

Number of Shares		Value (000)

	> Oil Services 6.5%
5,550,000	Tetra Technologies (a)(b)	$87,912
	U.S.-based Service Company with Life of Field Approach
1,200,000	FMC Technologies (a)	68,268
	Oil & Gas Wellhead Manufacturer
125,000	Diamond Offshore	14,550
	Contract Driller
		170,730
	> Oil & Gas Producers 3.4%
49,900,000	Pacific Rubiales Energy (Canada) (a)(c)	71,710
3,819,900	Pacific Rubiales Energy (Canada) (a)	5,545
17,212,500	Pacific Rubiales Energy-Warrants (Canada) (a)(c)	11,455
	Oil Production & Exploration in Colombia
		88,710
Energy & Minerals: Total		497,227

Finance 11.3%
	> Insurance 5.9%
10,200,000	Conseco (a)(b)	104,040
	Life, Long-term Care & Medical Supplement Insurance
112,000	Markel (a)	49,277
	Specialty Insurance
		153,317
	> Brokerage & Money Management 5.4%
4,000,000	Janus Capital Group	93,080
	Manages Mutual Funds
1,600,000	SEI Investments	39,504
	Mutual Fund Administration & Investment Management
907,120	MF Global (a)	8,989
	Futures Broker
		141,573
Finance: Total		294,890

Industrial Goods & Services 10.1%
	> Other Industrial Services 5.6%
1,425,000	Expeditors International of Washington	64,382
	International Freight Forwarder
3,000,000	American Commercial Lines (a)(b)	47,400
	Operator/Builder of Inland Barges
1,000,000	Mobile Mini (a)	19,000
	Portable Storage Units Leasing
1,000,000	American Reprographics (a)	14,840
	Document Management & Logistics
		145,622
	> Outsourcing Services 2.6%
3,000,000	Quanta Services (a)	69,510
	Electrical & Telecom Construction Services
		69,510
	> Waste Management 1.9%
1,500,000	Waste Management	50,340
	U.S. Garbage Collection & Disposal
		50,340
Industrial Goods & Services: Total		265,472

Number of Shares or Principal Amount (000)		Value (000)

Other Industries 2.1%
	> Transportation 2.1%
1,750,000	JB Hunt Transport Services	55,003
	Truck & Intermodal Carrier
		55,003
Other Industries: Total		55,003

Health Care 1.5%
	> Pharmaceuticals 1.5%
600,000	Cephalon (a)	38,640
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
		38,640
Health Care: Total		38,640

Total Equities: 97.1% (Cost: $2,282,183)		2,542,140

Short-Term Obligations 3.6%
	> Commercial Paper 2.7%
$13,600	Walgreen (d) 2.25% Due 4/01/08	13,600
13,600	Avon Capital (d) 2.45% Due 4/02/08	13,599
13,400	AT&T (d) 2.30% Due 4/03/08	13,398
13,200	IBM International (d) 2.25% Due 4/04/08	13,198
13,200	General Electric Capital 2.25% Due 4/07/08	13,195
2,700	Netjets (d) 2.25% Due 4/04/08	2,699
		69,689
	> Repurchase Agreement 0.9%
23,401	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/08, due 4/01/08 at 1.85%, collateralized by a U.S. Treasury Note, maturing 5/31/11, market value $23,871 (repurchase proceeds $23,402)	23,401
		23,401
Total Short-Term Obligations (Amortized Cost: $93,090)		93,090

Total Investments: 100.7% (Cost: $2,375,273)(e)		2,635,230

Cash and Other Assets Less Liabilities: (0.7)%		(18,310)

Total Net Assets: 100%		$2,616,920

*	Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in the over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are fair valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities (000)
Level 1 – Quoted Prices	$2,370,944
Level 2 – Other Significant Observable Inputs	264,286
Level 3 – Significant Unobservable Inputs	—
Total	$2,635,230

> Notes to Statements of Investments (dollar values in thousands)

(a)	Non-income producing security.

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in affiliated companies during the three months ended March 31, 2008, are as follows:

Affiliates	Balance of Shares Held 12/31/07	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/08	Value	Dividend
American Commercial Lines	3,000,000	—	—	3,000,000	$47,400	$—
Avid Technology	2,350,000	—	—	2,350,000	57,199	—
Canadian Solar	2,400,000	125,195	425,195	2,100,000	43,890	—
CardTronics	2,308,000	961,000	—	3,269,000	22,785	—
Conseco	9,700,000	500,000	—	10,200,000	104,040	—
Globalstar	6,866,316	116,119	—	6,982,435	50,902	—
ITT Educational Services	1,300,000	800,000	—	2,100,000	96,453	—
Petro Rubiales Energy (merged into Pacific Rubiales Energy)*	67,212,500	—	67,212,500	—	—	—
Sanmina—SCI	36,700,000	800,000	—	37,500,000	60,750	—
SkillSoft	9,600,000	—	—	9,600,000	100,512	—
Tetra Technologies	5,550,000	—	—	5,550,000	87,912	—
Universal Technical Institute	1,500,000	—	—	1,500,000	17,595	—
TOTAL OF AFFILIATED TRANSACTIONS	148,486,816	3,302,314	67,637,695	84,151,435	$689,438	$—

*    At March 31, 2008, the Fund owned less than five percent or more of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2008, was $873,247 and $689,438, respectively. Investments in affiliate companies represented 26.3% of total net assets at March 31, 2008.

(c)   Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the board of trustees. At March 31, 2008, these securities amounted to $83,165 which represented 3.18% of net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Pacific Rubiales Energy	7/12/07	49,900,000	$37,653	$71,710
Pacific Rubiales Energy–Warrants	7/12/07	17,212,500	4,910	11,455
			$42,563	$83,165

(d)  Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified instutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2008, these securities had an aggregate value of $56,494, which represented 2.2% of net assets.

(e)   At March 31, 2008, for federal income tax purposes cost of investments was $2,375,273 and net unrealized appreciation was $259,957 consisting of gross unrealized appreciation of $709,672 and gross unrealized depreciation of $449,715.

Columbia Thermostat Fund

Statement of Investments (Unaudited), March 31, 2008

Number of Shares or Principal Amount (000)		Value (000)

	> Stock Funds: 69.6%
2,654,726	Columbia Large Cap Enhanced Core Fund, Class Z	$33,715
2,000,754	Columbia Dividend Income Fund, Class Z	26,890
500,076	Columbia Acorn International, Class Z	20,253
759,265	Columbia Acorn Fund, Class Z	20,265
992,227	Columbia Marsico Growth Fund, Class Z	20,102
548,968	Columbia Acorn Select, Class Z	13,428
Total Stock Funds (Cost: $134,834)		134,653

	> Bond Funds: 30.0%
3,330,631	Columbia Intermediate Bond Fund, Class Z	29,010
1,543,048	Columbia U.S. Treasury Index Fund, Class Z	17,390
1,491,343	Columbia Conservative High Yield Fund, Class Z	11,573
Total Bond Funds (Cost: $57,574)		57,973

Short-Term Obligation: 0.2%
	> Repurchase Agreement
$468	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/08, due 4/01/08 at 1.85%, collateralized by a U.S. Treasury Bond, maturing 8/15/20 market value of $479 (repurchase proceeds $468)	468
	(Cost: $468)	468

Total Investments: 99.8% (Cost: $192,876)(a)		193,094

Cash and Other Assets Less Liabilities: 0.2%		482

Total Net Assets: 100%		$193,576

> Notes to Statements of Investments (dollar values in thousands)

*Security Valuation:

Investments in portfolio funds are valued at their net asset value as reported by the portfolio funds. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value.

(a)   At March 31, 2008, for federal income tax purposes cost of investments was $192,876 and net unrealized appreciation was $218, consisting of gross unrealized appreciation of $4,881 and gross unrealized depreciation of $4,663.

Item  2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 22, 2008

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	May 22, 2008